UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Small-Cap Fund (formerly AllianzGI Small-Cap Blend Fund)
AllianzGI Technology Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Brazil—4.9%
Ambev S.A.	743,700	$5,422,120
Estacio Participacoes S.A.	310,700	3,291,032
Fibria Celulose S.A.	293,200	5,775,279
Porto Seguro S.A.	172,576	2,538,367
Via Varejo S.A. UNIT	266,100	2,443,821

		19,470,619

China—28.6%
Agricultural Bank of China Ltd., Class H	6,787,000	3,897,387
Air China Ltd., Class H	1,828,000	2,360,737
Alibaba Group Holding Ltd. ADR (d)	34,500	6,332,130
China Merchants Bank Co., Ltd., Class H	3,024,000	12,552,223
China Shenhua Energy Co., Ltd., Class H	2,881,500	7,231,786
China Vanke Co., Ltd., Class H	1,218,500	5,610,744
CNOOC Ltd.	6,998,000	10,361,859
Hengan International Group Co., Ltd.	600,500	5,597,997
Industrial & Commercial Bank of China Ltd., Class H	23,381,000	20,376,206
Ping An Insurance Group Co. of China Ltd., Class H	542,000	5,588,382
Tencent Holdings Ltd.	562,400	30,189,372
Weichai Power Co., Ltd., Class H	4,046,000	4,575,810

		114,674,633

Hong Kong—5.6%
CK Asset Holdings Ltd.	713,000	6,017,055
Hang Seng Bank Ltd.	316,700	7,358,395
Link REIT	381,500	3,270,112
Melco Resorts & Entertainment Ltd. ADR	200,100	5,798,898

		22,444,460

India—6.1%
HCL Technologies Ltd.	161,750	2,396,427
HDFC Bank Ltd. ADR	40,100	3,960,677
Hindustan Unilever Ltd.	150,007	3,084,079
Indraprastha Gas Ltd.	221,463	960,542
Oil & Natural Gas Corp., Ltd.	954,801	2,619,875
Tata Consultancy Services Ltd.	85,047	3,727,008
Tata Steel Ltd.	253,381	2,240,455
Tech Mahindra Ltd.	544,275	5,337,631

		24,326,694

Indonesia—3.1%
Bank Central Asia Tbk PT	2,523,500	4,286,885
Bank Rakyat Indonesia Persero Tbk PT	31,389,100	8,237,741

		12,524,626

	Shares	Value*

Korea (Republic of)—11.0%
Hotel Shilla Co., Ltd.	47,667	$4,151,318
KB Financial Group, Inc.	53,199	3,085,394
LG Electronics, Inc.	36,406	3,756,245
Lotte Chemical Corp.	9,668	3,960,833
POSCO	19,220	6,135,035
Samsung Electronics Co., Ltd.	3,126	7,303,824
SK Hynix, Inc.	168,217	12,887,433
SK Telecom Co., Ltd.	12,963	2,810,852

		44,090,934

Malaysia—1.7%
Malayan Banking Bhd.	898,900	2,448,650
Public Bank Bhd.	686,600	4,269,013

		6,717,663

Peru—3.0%
Credicorp Ltd.	53,896	12,236,548

Poland—0.9%
Powszechny Zaklad Ubezpieczen S.A.	294,910	3,606,391

Russian Federation—7.4%
LUKOIL PJSC ADR	248,205	17,180,750
Mobile TeleSystems PJSC ADR	334,400	3,808,816
Sberbank of Russia PJSC (b)(c)(d)	1,937,241	8,523,861

		29,513,427

South Africa—4.2%
Astral Foods Ltd.	79,504	2,100,766
AVI Ltd.	120,436	1,127,375
Exxaro Resources Ltd.	130,803	1,207,331
Mr Price Group Ltd.	511,137	12,291,758

		16,727,230

Taiwan—6.9%
Cathay Financial Holding Co., Ltd.	3,603,000	6,460,765
CTBC Financial Holding Co., Ltd.	2,544,000	1,838,262
Epistar Corp. (d)	1,237,000	1,797,556
Powertech Technology, Inc.	1,029,000	3,243,890
St Shine Optical Co., Ltd.	35,000	1,035,112
Taiwan Semiconductor Manufacturing Co., Ltd.	1,571,000	13,306,682

		27,682,267

Thailand—6.1%
CP ALL PCL (b)(c)	1,387,900	3,879,598
PTT Exploration & Production PCL (b)(c)	771,100	2,843,499
PTT Global Chemical PCL (b)(c)	3,740,300	11,369,505
PTT PCL (b)(c)	374,100	6,588,677

		24,681,279

Turkey—5.0%
Eregli Demir ve Celik Fabrikalari TAS	2,010,229	5,314,623
Tupras Turkiye Petrol Rafinerileri AS	82,591	2,306,900
Turk Hava Yollari AO (d)	2,530,296	12,513,189

		20,134,712

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

United States—3.4%
Copa Holdings S.A., Class A	88,300	$11,358,029
Lear Corp.	12,534	2,332,452

		13,690,481

Total Common Stock (cost—$340,686,996)		392,521,964

PREFERRED STOCK—0.5%

Russian Federation—0.5%
Surgutneftegas OJSC (b)(c)(d) (cost—$2,496,143)	4,563,292	2,372,912

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $4,216,131; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $4,301,987 including accrued interest (cost—$4,216,000)	$4,216	4,216,000

Total Investments (cost—$347,399,139) (a)—99.5%		399,110,876

Other assets less liabilities—0.5%		1,812,944

Net Assets—100.0%		$400,923,820

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $271,213,337, representing 67.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $35,578,052, representing 8.9% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	23.2%
Oil, Gas & Consumable Fuels	13.2%
Internet Software & Services	9.1%
Semiconductors & Semiconductor Equipment	7.8%
Airlines	6.5%
Specialty Retail	4.7%
Insurance	4.5%
Chemicals	3.8%
Metals & Mining	3.4%
Real Estate Management & Development	2.9%
IT Services	2.9%
Technology Hardware, Storage & Peripherals	1.8%
Wireless Telecommunication Services	1.7%
Hotels, Restaurants & Leisure	1.4%
Paper & Forest Products	1.4%
Personal Products	1.4%
Beverages	1.4%
Machinery	1.1%
Food & Staples Retailing	1.0%
Household Durables	0.9%
Diversified Consumer Services	0.8%
Equity Real Estate Investment Trusts (REITs)	0.8%
Food Products	0.8%
Household Products	0.8%
Auto Components	0.6%
Healthcare Equipment & Supplies	0.3%
Gas Utilities	0.2%
Repurchase Agreements	1.1%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Aerospace & Defense—2.7%
Lockheed Martin Corp.	81,557	$27,560,557

Banks—2.7%
Bank of America Corp.	945,090	28,343,249

Beverages—2.5%
Constellation Brands, Inc., Class A	101,018	23,024,023
Monster Beverage Corp. (a)	44,448	2,542,870

		25,566,893

Biotechnology—3.8%
AbbVie, Inc.	412,005	38,996,273

Capital Markets—2.7%
MSCI, Inc.	183,700	27,457,639

Chemicals—1.7%
DowDuPont, Inc.	273,465	17,422,455

Construction Materials—1.2%
Vulcan Materials Co.	113,595	12,969,141

Electronic Equipment, Instruments & Components—1.2%
Coherent, Inc. (a)	64,460	12,079,804

Healthcare Providers & Services—6.3%
Anthem, Inc.	75,870	16,668,639
UnitedHealth Group, Inc.	225,740	48,308,360

		64,976,999

Hotels, Restaurants & Leisure—1.7%
MGM Resorts International	512,850	17,960,007

Internet & Catalog Retail—7.0%
Amazon.com, Inc. (a)	50,222	72,688,310

Internet Software & Services—10.4%
Alphabet, Inc., Class A (a)	30,464	31,595,433
Facebook, Inc., Class A (a)	298,121	47,636,754
Tencent Holdings Ltd. ADR	525,875	28,023,879

		107,256,066

IT Services—9.4%
PayPal Holdings, Inc. (a)	282,195	21,410,135
Square, Inc. Class A (a)	473,250	23,283,900
Visa, Inc., Class A	435,780	52,128,003

		96,822,038

Machinery—5.2%
Fortive Corp.	368,495	28,565,732
Parker-Hannifin Corp.	145,130	24,821,584

		53,387,316

Oil, Gas & Consumable Fuels—1.6%
EOG Resources, Inc.	158,645	16,700,559

Personal Products—2.5%
Estee Lauder Cos., Inc., Class A	169,770	25,417,965

	Shares	Value*

Pharmaceuticals—2.5%
Zoetis, Inc.	313,380	$26,170,364

Road & Rail—3.1%
Union Pacific Corp.	238,165	32,016,521

Semiconductors & Semiconductor Equipment—5.3%
Applied Materials, Inc.	601,795	33,465,820
Broadcom Ltd.	89,100	20,996,415

		54,462,235

Software—9.0%
Microsoft Corp.	482,880	44,072,458
Salesforce.com, Inc. (a)	305,490	35,528,487
ServiceNow, Inc. (a)	78,925	13,058,141

		92,659,086

Specialty Retail—6.9%
Burlington Stores, Inc. (a)	202,710	26,990,836
Floor & Decor Holdings, Inc., Class A (a)	223,390	11,643,087
Home Depot, Inc.	183,878	32,774,415

		71,408,338

Technology Hardware, Storage & Peripherals—5.9%
Apple, Inc.	361,685	60,683,509

Trading Companies & Distributors—2.6%
United Rentals, Inc. (a)	158,670	27,407,069

Total Common Stock (cost-$588,362,626)		1,010,412,393

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $18,027,561; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $18,392,117 including accrued interest (cost—$18,027,000)	$18,027	18,027,000

Total Investments (cost—$606,389,626)—99.6%		1,028,439,393

Other assets less liabilities—0.4%		4,088,064

Net Assets—100.0%		$1,032,527,457

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—96.9%

Australia—3.9%
BHP Billiton Ltd.	30,707	$680,636
South32 Ltd.	68,764	172,816

		853,452

Brazil—0.8%
Vale S.A. ADR	13,900	176,808

Canada—3.7%
Nutrien Ltd. (d)	5,601	264,714
Suncor Energy, Inc.	15,976	551,692

		816,406

Denmark—0.5%
Vestas Wind Systems A/S	1,529	109,403

France—5.8%
ArcelorMittal (d)	6,915	219,636
Arkema S.A.	2,040	266,320
Total S.A.	13,517	774,789

		1,260,745

Germany—2.8%
BASF SE	3,990	404,655
Covestro AG (a)	2,170	213,673

		618,328

Japan—1.4%
Panasonic Corp.	6,300	90,471
Shin-Etsu Chemical Co., Ltd.	2,100	219,049

		309,520

Korea (Republic of)—0.3%
LG Chem Ltd.	205	74,831

Spain—0.5%
Siemens Gamesa Renewable Energy S.A.	6,785	109,055

United Kingdom—14.5%
BP PLC	114,907	775,060
Glencore PLC (d)	77,090	383,078
Rio Tinto PLC	11,879	602,789
Royal Dutch Shell PLC, Class A	23,274	736,355
Royal Dutch Shell PLC, Class B	21,010	676,069

		3,173,351

United States—62.7%
Air Products & Chemicals, Inc.	2,055	326,807
Alcoa Corp. (d)	4,100	184,336
Anadarko Petroleum Corp.	3,770	227,746
Centennial Resource Development, Inc., Class A (d)	15,605	286,352
CF Industries Holdings, Inc.	3,395	128,093
Chevron Corp.	9,370	1,068,555
Concho Resources, Inc. (c)(d)	4,200	631,386
ConocoPhillips	9,005	533,906
Continental Resources, Inc. (d)	7,950	468,653
Core Laboratories NV	3,320	359,290
Devon Energy Corp.	5,105	162,288
Diamondback Energy, Inc. (d)	5,395	682,575
DowDuPont, Inc.	7,690	489,930
Ecolab, Inc. (c)	2,275	311,834
EOG Resources, Inc.	7,845	825,843
Exxon Mobil Corp.	11,875	885,994
FMC Corp.	3,390	259,572
Halliburton Co. (c)	12,675	594,965
Helmerich & Payne, Inc.	3,285	218,650
HollyFrontier Corp.	2,300	112,378

	Shares	Value*

Huntsman Corp.	6,605	$193,196
Kansas City Southern	1,525	167,521
LyondellBasell Industries NV, Class A	2,150	227,212
Marathon Petroleum Corp.	3,345	244,553
Mosaic Co.	5,295	128,563
Occidental Petroleum Corp.	8,155	529,749
Owens Corning	2,185	175,674
Parsley Energy, Inc., Class A (d)	10,330	299,467
Phillips 66	3,875	371,690
Pioneer Natural Resources Co.	2,623	450,579
Schlumberger Ltd.	11,295	731,690
SM Energy Co.	11,380	205,181
Union Pacific Corp.	1,880	252,728
Valero Energy Corp.	4,645	430,917
WPX Energy, Inc. (d)	16,200	239,436
Xylem, Inc.	4,525	348,063

		13,755,372

Total Common Stock (cost—$19,376,277)		21,257,271

EXCHANGE-TRADED FUNDS—2.0%
Guggenheim Solar	9,320	228,899
VanEck Vectors Gold Miners	9,460	207,931

Total Exchange-Traded Funds (cost—$393,465)		436,830

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $323,010; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $329,769 including accrued interest (cost—$323,000)	$323	323,000

Total Investments, before options written (cost-$20,092,742)—100.4%		22,017,101

Total Options Written—(0.1)% (premiums received—$34,977) (d)(e)(f)		(31,537)

Total Investments, net of options written (cost—$20,057,765) (b)—100.3%		21,985,564

Other liabilities in excess of other assets (g)—(0.3)%		(55,745)

Net Assets—100.0%		$21,929,819

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $213,673, representing 1.0% of net assets.
(b)	Securities with an aggregate value of $6,508,685, representing 29.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2018 (unaudited) (continued)

(f)	Exchange traded option contracts outstanding at March 31, 2018:

Options written contracts outstanding at March 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Alcoa Corp.	47.00 USD	4/20/18	41	$(4,100)	$(4,612)	$(8,895)	$4,283
Vale S.A.	12.50 USD	4/27/18	139	(13,900)	(9,105)	(11,671)	2,566
WPX Energy, Inc.	14.00 USD	4/20/18	162	(16,200)	(17,820)	(14,411)	(3,409)

Total options written contracts					$(31,537)	$(34,977)	$3,440

(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at March 31, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value March 31, 2018	Unrealized Appreciation	Unrealized Depreciation
Sold:
8,544 British Pound settling 4/3/18	Income Repatriation Boston IBS	$11,981	$11,987	$—	$(6)
4,853,465 Japanese Yen settling 4/4/18	Northern Trust Company	45,715	45,616	99	—

				$99	$(6)

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	55.5%
Chemicals	16.0%
Metals & Mining	11.0%
Energy Equipment & Services	8.7%
Exchange-Traded Funds	2.0%
Road & Rail	1.9%
Machinery	1.6%
Electrical Equipment	1.0%
Building Products	0.8%
Household Durables	0.4%
Repurchase Agreements	1.5%
Options Written	(0.1)%
Other liabilities in excess of other assets	(0.3)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—96.0%

Australia—1.5%
ALS Ltd.	74,215	$427,085
Boral Ltd.	109,062	629,103
Challenger Ltd.	50,595	453,120
Downer EDI Ltd.	118,757	590,254
GUD Holdings Ltd.	30,369	280,486
Santos Ltd. (c)	142,535	562,160

		2,942,208

Austria—1.8%
Schoeller-Bleckmann Oilfield Equipment AG (c)	8,795	969,995
UNIQA Insurance Group AG	119,657	1,392,966
Wienerberger AG	48,603	1,215,327

		3,578,288

China—1.0%
Angel Yeast Co., Ltd., Class A	104,300	531,748
China Everbright Greentech Ltd. (a)(c)	429,488	431,842
CIFI Holdings Group Co., Ltd.	528,000	466,457
Sunny Optical Technology Group Co., Ltd.	14,600	273,959
Zhejiang Dingli Machinery Co., Ltd., Class A	23,800	254,330

		1,958,336

Denmark—1.5%
Ambu A/S, Class B	84,662	1,916,229
SimCorp A/S	15,364	1,073,805

		2,990,034

Finland—1.2%
Huhtamaki Oyj	24,383	1,069,929
Outotec Oyj (c)	148,156	1,323,953

		2,393,882

France—1.9%
APERAM S.A.	22,500	1,077,421
Korian S.A.	17,318	586,043
Nexity S.A.	12,119	776,168
Sartorius Stedim Biotech	14,372	1,297,456

		3,737,088

Germany—3.8%
Aareal Bank AG	29,820	1,422,594
Bechtle AG	17,218	1,396,704
CANCOM SE	19,452	2,007,372
Deutsche Pfandbriefbank AG (a)	82,911	1,307,221
Hella GmbH & Co. KGaA	20,462	1,347,039

		7,480,930

Hong Kong—1.1%
Johnson Electric Holdings Ltd.	151,500	570,099
Man Wah Holdings Ltd.	397,600	317,125
Melco International Development Ltd.	98,000	287,610
Microport Scientific Corp.	308,000	334,180
Techtronic Industries Co., Ltd.	92,000	539,956

		2,048,970

	Shares	Value*

Indonesia—0.2%
Jasa Marga Persero Tbk PT	1,264,400	$422,558

Italy—1.5%
De’ Longhi SpA	36,668	1,088,464
FinecoBank Banca Fineco SpA	145,266	1,748,460

		2,836,924

Japan—13.8%
Arata Corp.	14,700	832,575
COMSYS Holdings Corp.	56,800	1,510,089
Daifuku Co., Ltd.	14,000	830,025
Gunma Bank Ltd.	274,992	1,583,128
Ichigo, Inc.	189,000	837,539
Kenko Mayonnaise Co., Ltd.	18,100	608,927
KH Neochem Co., Ltd.	46,500	1,348,235
Lion Corp.	53,300	1,093,810
MISUMI Group, Inc.	34,900	966,578
Mitsubishi UFJ Lease & Finance Co., Ltd.	278,300	1,667,169
Mitsui Mining & Smelting Co., Ltd.	8,900	394,627
Morinaga Milk Industry Co., Ltd.	27,700	1,127,243
Nippon Carbon Co., Ltd.	15,300	750,719
Nippon Shinyaku Co., Ltd.	11,200	758,170
Nissha Co., Ltd.	14,000	372,671
Okamura Corp.	99,400	1,369,210
Persol Holdings Co., Ltd.	74,300	2,158,913
Pigeon Corp.	32,600	1,472,927
Rengo Co., Ltd.	188,800	1,632,012
Sanwa Holdings Corp.	127,100	1,638,893
SCREEN Holdings Co., Ltd.	9,300	840,059
Siix Corp.	23,000	492,434
Start Today Co., Ltd.	29,600	770,414
Ube Industries Ltd.	61,300	1,796,242

		26,852,609

Korea (Republic of)—0.1%
HyVision System, Inc.	10,805	184,837

Netherlands—1.3%
Aalberts Industries NV	23,101	1,177,236
ASR Nederland NV	30,889	1,320,757

		2,497,993

Philippines—0.1%
Robinsons Land Corp.	597,866	229,904

Spain—1.2%
Melia Hotels International S.A.	84,508	1,196,281
Unicaja Banco S.A. (a)(c)	647,481	1,115,900

		2,312,181

Sweden—2.1%
AAK AB	15,951	1,412,305
Fastighets AB Balder, Class B (c)	39,219	987,006
Indutrade AB	44,701	1,156,567
NetEnt AB (c)	87,965	444,049

		3,999,927

Switzerland—2.8%
ams AG	17,918	1,881,573
Georg Fischer AG	832	1,113,942
Interroll Holding AG	812	1,275,131
OC Oerlikon Corp. AG (c)	71,354	1,261,217

		5,531,863

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Taiwan—1.1%
ASPEED Technology, Inc.	12,000	$376,604
Ennoconn Corp.	21,113	350,243
Faraday Technology Corp.	180,000	436,271
Globalwafers Co., Ltd.	33,000	531,839
Merry Electronics Co., Ltd.	32,000	186,867
Sunonwealth Electric Machine Industry Co., Ltd.	119,000	186,401

		2,068,225

United Kingdom—5.5%
ASOS PLC (c)	17,417	1,703,844
Auto Trader Group PLC (a)	186,029	914,411
Genus PLC	37,467	1,224,793
Intermediate Capital Group PLC	113,246	1,564,168
RPC Group PLC	98,878	1,074,992
Senior PLC	369,527	1,562,281
Spectris PLC	25,690	972,313
Superdry PLC	24,811	543,611
Tullow Oil PLC (c)	423,388	1,167,158

		10,727,571

United States—52.5%
AAR Corp.	33,876	1,494,270
Air Lease Corp.	34,434	1,467,577
Air Transport Services Group, Inc. (c)	73,287	1,709,053
Alcoa Corp. (c)	29,007	1,304,155
Ameris Bancorp	32,342	1,710,892
Berry Global Group, Inc. (c)	21,496	1,178,196
Bio-Rad Laboratories, Inc., Class A (c)	5,506	1,376,940
Boingo Wireless, Inc. (c)	47,045	1,165,305
Bright Horizons Family Solutions, Inc. (c)	15,010	1,496,797
Brown & Brown, Inc.	65,026	1,654,261
Callaway Golf Co.	87,711	1,434,952
Callon Petroleum Co. (c)	84,613	1,120,276
Carter’s, Inc.	10,622	1,105,750
Catalent, Inc. (c)	25,856	1,061,647
CenterState Bank Corp.	57,018	1,512,688
Charles River Laboratories International, Inc. (c)	8,943	954,576
Chart Industries, Inc. (c)	16,140	952,744
Children’s Place, Inc.	2,159	292,005
Columbus McKinnon Corp.	29,029	1,040,399
Dolby Laboratories, Inc., Class A	16,389	1,041,685
Eagle Materials, Inc.	8,757	902,409
Energen Corp. (c)	21,300	1,338,918
EnPro Industries, Inc.	13,167	1,018,862
Entegris, Inc.	30,050	1,045,740
EPAM Systems, Inc. (c)	9,500	1,087,940
Equity LifeStyle Properties, Inc. REIT	15,444	1,355,520
Essent Group Ltd. (c)	29,798	1,268,203
Everbridge, Inc. (c)	24,984	914,414
Exelixis, Inc. (c)	25,947	574,726
Extreme Networks, Inc. (c)	88,355	978,090
First Industrial Realty Trust, Inc. REIT	45,628	1,333,706
First Merchants Corp.	36,563	1,524,677
Five9, Inc. (c)	29,756	886,431

	Shares	Value*

G-III Apparel Group Ltd. (c)	16,520	$622,474
Golden Entertainment, Inc. (c)	23,041	535,242
Granite Construction, Inc.	20,043	1,119,602
GTT Communications, Inc. (c)	15,119	857,247
Harsco Corp. (c)	39,799	821,849
Herc Holdings, Inc. (c)	13,272	862,016
Hill-Rom Holdings, Inc.	19,027	1,655,349
Howard Hughes Corp. (c)	8,938	1,243,544
Huntsman Corp.	33,534	980,869
Instructure, Inc. (c)	16,490	695,053
Itron, Inc. (c)	10,854	776,604
John Bean Technologies Corp.	8,012	908,561
KAR Auction Services, Inc.	28,822	1,562,152
Keysight Technologies, Inc. (c)	24,209	1,268,309
Kilroy Realty Corp. REIT	18,905	1,341,499
Kinsale Capital Group, Inc.	36,113	1,853,680
Kratos Defense & Security Solutions, Inc. (c)	83,956	863,907
Lamb Weston Holdings, Inc.	28,299	1,647,568
Ligand Pharmaceuticals, Inc. (c)	3,250	536,770
LogMeIn, Inc.	12,029	1,389,951
LPL Financial Holdings, Inc.	28,895	1,764,618
MDU Resources Group, Inc.	33,335	938,714
Merit Medical Systems, Inc. (c)	31,114	1,411,020
Navistar International Corp. (c)	24,605	860,437
Neurocrine Biosciences, Inc. (c)	11,114	921,684
Novocure Ltd. (c)	44,582	971,888
Nutanix, Inc., Class A (c)	13,634	669,566
ON Semiconductor Corp. (c)	42,921	1,049,848
ORBCOMM, Inc. (c)	111,363	1,043,471
Ormat Technologies, Inc.	9,305	524,616
Owens-Illinois, Inc. (c)	42,619	923,128
Pacific Premier Bancorp, Inc. (c)	36,546	1,469,149
Patterson-UTI Energy, Inc.	30,874	540,604
Performance Food Group Co. (c)	43,451	1,297,012
Pinnacle Foods, Inc.	16,958	917,428
Pool Corp.	5,031	735,633
PRA Health Sciences, Inc. (c)	16,552	1,373,154
Preferred Bank	24,510	1,573,542
PTC, Inc. (c)	14,586	1,137,854
Rapid7, Inc. (c)	32,657	835,039
RealPage, Inc. (c)	24,445	1,258,917
RPM International, Inc.	10,295	490,763
Rush Enterprises, Inc., Class A (c)	10,722	455,578
Sage Therapeutics, Inc. (c)	4,860	782,800
Seacoast Banking Corp. of Florida (c)	65,672	1,738,338
Service Corp. International	41,370	1,561,304
STAG Industrial, Inc. REIT	56,343	1,347,725
Supernus Pharmaceuticals, Inc. (c)	25,497	1,167,763
Texas Roadhouse, Inc.	15,879	917,489
TopBuild Corp. (c)	16,465	1,259,902
Tyler Technologies, Inc. (c)	2,970	626,551
USA Technologies, Inc. (c)	97,578	878,202
WellCare Health Plans, Inc. (c)	8,401	1,626,686
West Pharmaceutical Services, Inc.	10,744	948,588
Western Alliance Bancorp (c)	32,189	1,870,503
WildHorse Resource Development Corp. (c)	67,010	1,279,221
XPO Logistics, Inc. (c)	14,738	1,500,476
Zynga, Inc., Class A (c)	166,167	608,171

		102,123,432

Total Common Stock (cost—$146,316,623)		186,917,760

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK—0.6%

Germany—0.6%
Jungheinrich AG (cost—$853,454)	28,100	1,245,414

	Principal Amount (000s)

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $6,360,198; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $6,490,454 including accrued interest (cost—$6,360,000)	$6,360	6,360,000

Total Investments (cost—$153,530,077) (b)—99.9%		194,523,174

Other assets less liabilities (d)—0.1%		152,991

Net Assets—100.0%		$194,676,165

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,769,374, representing 1.9% of net assets.
(b)	Securities with an aggregate value of $84,814,949, representing 43.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at March 31, 2018:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value March 31, 2018	Unrealized Appreciation
Sold:
72,902 Danish Krone settling 4/3/18	Income Repatriation Boston IBS	$12,113	$12,033	$80

				$80

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	8.1%
Machinery	6.7%
Healthcare Equipment & Supplies	4.4%
Software	3.3%
Food Products	3.2%
Insurance	3.2%
Semiconductors & Semiconductor Equipment	3.2%
Containers & Packaging	3.0%
Internet Software & Services	3.0%
Oil, Gas & Consumable Fuels	2.8%
Equity Real Estate Investment Trusts (REITs)	2.8%
Electronic Equipment, Instruments & Components	2.7%
Trading Companies & Distributors	2.5%
Chemicals	2.4%
IT Services	2.3%
Metals & Mining	2.1%
Biotechnology	2.1%
Thrifts & Mortgage Finance	2.1%
Aerospace & Defense	2.0%
Commercial Services & Supplies	2.0%
Life Sciences Tools & Services	1.9%
Real Estate Management & Development	1.9%
Capital Markets	1.7%
Air Freight & Logistics	1.7%
Household Durables	1.6%
Diversified Consumer Services	1.6%
Pharmaceuticals	1.5%
Diversified Financial Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Construction Materials	1.4%
Construction & Engineering	1.4%
Professional Services	1.3%
Household Products	1.3%
Internet & Catalog Retail	1.3%
Healthcare Providers & Services	1.1%
Textiles, Apparel & Luxury Goods	0.9%
Building Products	0.8%
Auto Components	0.8%
Distributors	0.8%
Energy Equipment & Services	0.8%
Leisure Equipment & Products	0.7%
Electrical Equipment	0.7%
Food & Staples Retailing	0.7%
Technology Hardware, Storage & Peripherals	0.6%
Wireless Telecommunication Services	0.6%
Diversified Telecommunication Services	0.5%
Communications Equipment	0.5%
Independent Power Producers & Energy Traders	0.5%
Multi-Utilities	0.5%
Specialty Retail	0.4%
Transportation Infrastructure	0.2%
Repurchase Agreements	3.3%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Biotechnology—30.4%
AbbVie, Inc.	58,231	$5,511,564
Alexion Pharmaceuticals, Inc. (d)	1,600	178,336
Alkermes PLC (d)	13,435	778,693
Alnylam Pharmaceuticals, Inc. (d)	6,040	719,364
Amgen, Inc.	26,250	4,475,100
Amicus Therapeutics, Inc. (d)	94,285	1,418,046
Array BioPharma, Inc. (d)	45,805	747,538
Ascendis Pharma A/S ADR (d)	21,700	1,419,180
BeiGene Ltd. ADR (d)	4,445	746,760
Biogen, Inc. (d)	2,153	589,534
BioMarin Pharmaceutical, Inc. (d)	18,704	1,516,333
Bluebird Bio, Inc. (d)	5,185	885,339
Blueprint Medicines Corp. (d)	3,485	319,575
Celgene Corp. (d)	14,050	1,253,401
Clovis Oncology, Inc. (d)	21,810	1,151,568
CRISPR Therapeutics AG (d)	33,480	1,530,371
Denali Therapeutics, Inc. (d)	27,600	543,444
Eagle Pharmaceuticals, Inc. (d)	25,687	1,353,448
Editas Medicine, Inc. (d)	17,220	570,843
Exelixis, Inc. (d)	90,330	2,000,809
Genmab A/S (d)	4,644	1,000,526
Gilead Sciences, Inc.	89,536	6,750,119
Global Blood Therapeutics, Inc. (d)	4,180	201,894
Incyte Corp. (d)	21,968	1,830,593
Neurocrine Biosciences, Inc. (d)	11,900	986,867
Portola Pharmaceuticals, Inc. (d)	10,410	339,991
Regeneron Pharmaceuticals, Inc. (d)	2,650	912,554
TESARO, Inc. (d)	10,680	610,255
Vertex Pharmaceuticals, Inc. (d)	33,510	5,461,460

		45,803,505

Diversified Consumer Services—0.7%
Service Corp. International	26,750	1,009,545

Healthcare Equipment & Supplies—14.5%
Abbott Laboratories	32,268	1,933,499
ABIOMED, Inc. (d)	6,998	2,036,348
Baxter International, Inc.	35,556	2,312,562
Becton Dickinson and Co.	7,015	1,520,151
Boston Scientific Corp. (d)	50,927	1,391,326
IDEXX Laboratories, Inc. (d)	6,425	1,229,681
Intuitive Surgical, Inc. (d)	5,280	2,179,742
Medtronic PLC	38,947	3,124,328
Teleflex, Inc.	7,035	1,793,784
Zimmer Biomet Holdings, Inc.	39,350	4,290,724

		21,812,145

Healthcare Providers & Services—18.3%
Anthem, Inc.	29,280	6,432,816
Centene Corp. (d)	28,300	3,024,421
Express Scripts Holding Co. (d)	26,950	1,861,706
Humana, Inc.	8,105	2,178,867
UnitedHealth Group, Inc.	65,681	14,055,734

		27,553,544

	Shares	Value*

Life Sciences Tools & Services—3.2%
Agilent Technologies, Inc.	33,640	$2,250,516
Illumina, Inc. (d)	5,390	1,274,304
Thermo Fisher Scientific, Inc.	6,420	1,325,473

		4,850,293

Pharmaceuticals—31.6%
AIT Therapeutics, Inc. (b)(c)(d)	123,899	382,848
Allergan PLC	12,331	2,075,184
AstraZeneca PLC ADR	42,685	1,492,695
Bristol-Myers Squibb Co.	75,835	4,796,564
Catalent, Inc. (d)	65,240	2,678,754
Eli Lilly & Co.	19,055	1,474,285
Johnson & Johnson	72,082	9,237,308
Medicines Co. (d)	62,635	2,063,197
Merck & Co., Inc.	103,877	5,658,180
Mylan NV (d)	50,965	2,098,229
Novartis AG ADR	19,878	1,607,136
Novo Nordisk A/S, Class B	12,462	612,954
Odonate Therapeutics, Inc. (d)	31,000	656,580
Pfizer, Inc.	197,414	7,006,223
Roche Holding AG	11,850	2,718,355
Zoetis, Inc.	36,945	3,085,277

		47,643,769

Total Common Stock (cost—$125,389,097)		148,672,801

	Units

WARRANTS—0.0%

Pharmaceuticals—0.0%
AIT Therapeutics, Inc., (b)(c)(d) (cost—$1,239)	123,899	70,746

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $1,963,061; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $2,003,597 including accrued interest (cost—$1,963,000)	$1,963	1,963,000

Total Investments (cost—$127,353,336) (a)—100.0%		150,706,547

Liabilities in excess of other assets—(0.0)%		(47,613)

Net Assets—100.0%		$150,658,934

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,331,835, representing 2.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $453,594, representing 0.3% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—34.2%

Advertising—0.0%
Affinion Group Holdings, Inc. Class A (a)(d)(f)(h)(j) (acquisition cost—$1,422,157; purchased 11/09/15—11/12/15)	80,205	$1,073,143
Mood Media Corp. (d)(f)(j)	286,500	292,230

		1,365,373

Aerospace & Defense—0.9%
Arconic, Inc.	286,070	6,591,053
Boeing Co. (g)	56,500	18,525,220
Erickson, Inc. (d)(f)(j)	10,866	340,323
Raytheon Co.	27,300	5,891,886

		31,348,482

Apparel & Textiles—0.0%
Quiksilver, Inc. (d)(f)(j)	2,328	54,079

Automobiles—0.4%
Ford Motor Co.	1,199,700	13,292,676

Banks—1.5%
Bank of America Corp. (g)	838,500	25,146,615
JPMorgan Chase & Co. (g)	260,500	28,647,185

		53,793,800

Beverages—0.4%
PepsiCo, Inc. (g)	120,300	13,130,745

Biotechnology—2.0%
AbbVie, Inc. (g)	215,900	20,434,935
Biogen, Inc. (j)	54,800	15,005,336
Gilead Sciences, Inc.	239,250	18,037,057
Vertex Pharmaceuticals, Inc. (g)(j)	105,200	17,145,496

		70,622,824

Building Products—0.4%
Johnson Controls International PLC	370,382	13,052,262

Chemicals—1.2%
Chemours Co.	238,400	11,612,464
DowDuPont, Inc.	124,400	7,925,524
Monsanto Co.	179,600	20,957,524

		40,495,512

Construction & Engineering—0.4%
Fluor Corp.	209,800	12,004,756

Diversified Telecommunication Services—0.3%
Intelsat S.A. (j)	121,250	455,900
Verizon Communications, Inc.	211,200	10,099,584

		10,555,484

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. Class A	109,600	9,439,848

Energy Equipment & Services—0.4%
National Oilwell Varco, Inc.	93,000	3,423,330
Schlumberger Ltd.	172,400	11,168,072

		14,591,402

	Shares	Value*

Food & Staples Retailing—1.3%
Costco Wholesale Corp. (g)	83,200	$15,677,376
Kroger Co.	472,000	11,299,680
Walgreens Boots Alliance, Inc.	286,600	18,763,702

		45,740,758

Food Products—0.2%
Archer-Daniels-Midland Co.	159,650	6,924,021

Healthcare Equipment & Supplies—0.9%
Baxter International, Inc.	300,700	19,557,528
Intuitive Surgical, Inc. (g)(j)	28,500	11,765,655

		31,323,183

Healthcare Providers & Services—1.2%
McKesson Corp.	114,300	16,101,441
UnitedHealth Group, Inc. (g)	123,700	26,471,800

		42,573,241

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp. (g)	117,200	18,327,736
Starbucks Corp.	325,600	18,848,984

		37,176,720

Household Durables—0.4%
DR Horton, Inc. (g)	320,000	14,028,800

Independent Power Producers & Energy Traders—0.1%
Dynegy, Inc. (j)	221,015	2,988,123

Industrial Conglomerates—0.7%
3M Co. (g)	50,100	10,997,952
General Electric Co.	326,200	4,397,176
Honeywell International, Inc.	58,700	8,482,737

		23,877,865

Internet & Catalog Retail—1.4%
Amazon.com, Inc. (g)(j)	25,500	36,907,170
Netflix, Inc. (g)(j)	39,100	11,548,185

		48,455,355

Internet Software & Services—2.3%
Alibaba Group Holding Ltd. ADR (g)(j)	114,600	21,033,684
Alphabet, Inc., Class A (g)(j)	32,900	34,121,906
Facebook, Inc., Class A (g)(j)	150,300	24,016,437

		79,172,027

IT Services—1.7%
International Business Machines Corp.	92,200	14,146,246
Square, Inc. Class A (j)	203,500	10,012,200
Visa, Inc., Class A (g)	300,600	35,957,772

		60,116,218

Machinery—1.6%
Caterpillar, Inc. (g)	201,500	29,697,070
Deere & Co. (g)	157,900	24,525,028

		54,222,098

Media—1.2%
Comcast Corp., Class A	437,700	14,956,209
LiveStyle, Inc. (a)(d)(f)(j)(l)	202,319	20
Postmedia Network Canada Corp. (d)(f)(j)	1,018,823	2,312,728
Walt Disney Co.	238,900	23,995,116

		41,264,073

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Metals & Mining—0.2%
ArcelorMittal (j)	180,611	$5,745,236
Freeport-McMoRan, Inc. (j)	113,100	1,987,167

		7,732,403

Multi-Line Retail—0.6%
Target Corp. (g)	299,900	20,822,057

Oil, Gas & Consumable Fuels—0.8%
Arch Coal, Inc., Class A	1,858	170,713
Chesapeake Energy Corp. (j)	1,250,759	3,777,292
Energy XXI Gulf Coast, Inc. (j)	44,964	172,662
Hercules Offshore, Inc. (d)(f)(j)	174,935	197,677
Linn Energy, Inc. (j)	25,527	981,258
Occidental Petroleum Corp.	94,700	6,151,712
Southwestern Energy Co. (j)	508,010	2,199,683
Stone Energy Corp. (j)	98,625	3,658,987
Valero Energy Corp. (g)	117,200	10,872,644
Vanguard Natural Resources, Inc. (d)(f)(j)	12,187	133,935

		28,316,563

Pharmaceuticals—0.9%
Allergan PLC	99,241	16,701,268
Bristol-Myers Squibb Co.	242,700	15,350,775

		32,052,043

Road & Rail—0.6%
Union Pacific Corp. (g)	165,300	22,221,279

Semiconductors—0.0%
GT Advanced Technologies, Inc. (d)(f)(j)	463	10,552

Semiconductors & Semiconductor Equipment—3.7%
Broadcom Ltd. (g)	90,800	21,397,020
Intel Corp. (g)	518,400	26,998,272
Micron Technology, Inc. (g)(j)	379,100	19,766,274
NVIDIA Corp. (g)	123,300	28,555,047
QUALCOMM, Inc.	237,700	13,170,957
Texas Instruments, Inc.	196,000	20,362,440

		130,250,010

Software—3.2%
Adobe Systems, Inc. (g)(j)	144,400	31,201,952
Microsoft Corp.	413,300	37,721,891
Oracle Corp. (g)	194,600	8,902,950
Salesforce.com, Inc. (g)(j)	95,032	11,052,190
ServiceNow, Inc. (g)(j)	71,800	11,879,310
Take-Two Interactive Software, Inc. (g)(j)	109,800	10,736,244

		111,494,537

Specialty Retail—0.8%
Home Depot, Inc.	160,400	28,589,696

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	213,100	35,753,918
Western Digital Corp.	1,953	180,203

		35,934,121

	Shares	Value*

Trading Companies & Distributors—0.1%
WESCO International, Inc. (j)	54,455	$3,378,933

Total Common Stock (cost—$1,427,943,170)		1,192,411,919

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.8%

Aerospace & Defense—0.7%
Arconic, Inc.,
5.90%, 2/1/27	$2,795	2,941,738
KLX, Inc. (a)(b),
5.875%, 12/1/22	2,780	2,874,659
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	5,190	5,378,137
TransDigm, Inc.,
6.50%, 5/15/25	9,645	9,765,562
Triumph Group, Inc.,
7.75%, 8/15/25	4,175	4,289,813

		25,249,909

Apparel & Textiles—0.0%
Quicksilver, Inc. (c)(d)(f),
10.00%, 8/1/20	1,000	—

Auto Components—0.4%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	5,265	5,455,856
Delphi Technologies PLC (a)(b),
5.00%, 10/1/25	5,400	5,190,750
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	3,350	3,379,313

		14,025,919

Auto Manufacturers—0.2%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	8,585	8,606,462

Banks—0.1%
CIT Group, Inc.,
6.125%, 3/9/28	2,135	2,220,400

Building Materials—0.3%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	7,415	7,479,881
Jeld-Wen, Inc. (a)(b),
4.875%, 12/15/27	4,635	4,391,663

		11,871,544

Chemicals—1.6%
Chemours Co.,
6.625%, 5/15/23	7,000	7,376,250
7.00%, 5/15/25	7,520	8,159,200
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	6,865	7,139,600
Olin Corp.,
5.00%, 2/1/30	5,190	4,975,912
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	8,445	8,603,344

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

PQ Corp. (a)(b),
5.75%, 12/15/25	2,140	$2,123,950
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	5,645	5,560,325
Tronox Finance PLC (a)(b),
5.75%, 10/1/25	5,510	5,372,250
Tronox, Inc. (a)(b),
6.50%, 4/15/26	4,765	4,776,913

		54,087,744

Coal—0.2%
CNX Resources Corp.,
5.875%, 4/15/22	5,530	5,578,387

Commercial Services—1.5%
Cardtronics, Inc.,
5.125%, 8/1/22	3,105	3,042,093
5.50%, 5/1/25 (a)(b)	2,490	2,359,275
Cenveo Corp. (a)(b)(c),
6.00%, 8/1/19	2,060	937,300
6.00%, 5/15/24 (h) (acquisition cost $3,597,772; purchased 03/22/12—11/30/15)	8,116	446,380
8.50%, 9/15/22	1,520	121,600
Gartner, Inc. (a)(b),
5.125%, 4/1/25	5,090	5,102,725
Hertz Corp. (a)(b),
5.50%, 10/15/24	5,215	4,432,750
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	7,285	7,266,788
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	3,885	3,943,275
Monitronics International, Inc.,
9.125%, 4/1/20	6,450	4,977,465
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,067,200
7.00%, 2/15/22	5,500	5,726,875
United Rentals North America, Inc.,
4.625%, 10/15/25	3,780	3,685,500
5.50%, 7/15/25	7,835	8,050,462

		53,159,688

Computers—0.7%
Dell International LLC (a)(b),
7.125%, 6/15/24	7,485	7,997,489
DynCorp International, Inc., PIK 1.50%,
11.875%, 11/30/20	703	737,144
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	7,620	7,877,175
Seagate HDD Cayman,
4.75%, 1/1/25	7,055	6,872,633

		23,484,441

Distribution/Wholesale—0.5%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	7,070	7,149,537
HD Supply, Inc. (a)(b),
5.75%, 4/15/24	5,050	5,332,548
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	4,665	4,834,106

		17,316,191

	Principal Amount (000s)	Value*

Diversified Financial Services—1.6%
Ally Financial, Inc.,
5.75%, 11/20/25	5,210	$5,387,400
8.00%, 3/15/20	2,995	3,227,113
Community Choice Financial, Inc.,
10.75%, 5/1/19	9,560	8,938,600
Nationstar Mortgage LLC,
7.875%, 10/1/20	5,105	5,219,862
9.625%, 5/1/19	4,260	4,340,940
Navient Corp.,
6.625%, 7/26/21	820	854,850
7.25%, 9/25/23	5,915	6,210,750
8.45%, 6/15/18	3,920	3,963,120
Springleaf Finance Corp.,
5.625%, 3/15/23	4,645	4,569,519
8.25%, 10/1/23	4,590	4,980,150
Travelport Corporate Finance PLC (a)(b),
6.00%, 3/15/26	7,680	7,728,000

		55,420,304

Electric Utilities—0.6%
Calpine Corp.,
5.75%, 1/15/25	6,140	5,633,450
NRG Energy, Inc.,
5.75%, 1/15/28 (a)(b)	8,655	8,481,900
6.25%, 5/1/24	2,573	2,663,055
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,389,150

		19,167,555

Electronic Equipment, Instruments & Components—0.2%
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	5,545	5,600,450

Engineering & Construction—0.5%
AECOM,
5.875%, 10/15/24	8,550	8,988,187
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	6,675	6,891,938

		15,880,125

Entertainment—0.8%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	7,920	7,821,000
Cedar Fair L.P.,
5.375%, 6/1/24	5,900	6,010,625
5.375%, 4/15/27 (a)(b)	2,465	2,446,512
International Game Technology PLC (a)(b),
6.25%, 2/15/22	6,340	6,672,850
Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	4,360	4,251,000

		27,201,987

Equity Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp.,
3.70%, 6/15/26	4,210	4,069,771
CyrusOne L.P.,
5.00%, 3/15/24	3,895	3,909,606
5.375%, 3/15/27	2,565	2,565,000
Equinix, Inc.,
5.375%, 5/15/27	1,960	1,994,300
Uniti Group L.P. (a)(b),
7.125%, 12/15/24	2,500	2,275,000

		14,813,677

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Food & Beverage—0.5%
B&G Foods, Inc.,
5.25%, 4/1/25	1,415	$1,321,256
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	7,400	7,381,500
SUPERVALU, Inc.,
6.75%, 6/1/21	7,400	7,344,500

		16,047,256

Food Service—0.2%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	7,715	7,570,344

Healthcare-Products—0.4%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	3,450	3,437,062
Hologic, Inc. (a)(b),
4.625%, 2/1/28	4,180	4,023,250
Teleflex, Inc.,
5.25%, 6/15/24	4,820	4,952,550

		12,412,862

Healthcare-Services—1.7%
Centene Corp.,
4.75%, 1/15/25	3,135	3,064,463
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	735	748,781
Community Health Systems, Inc.,
6.25%, 3/31/23	1,985	1,838,606
6.875%, 2/1/22	2,500	1,459,375
7.125%, 7/15/20	4,595	3,762,156
8.00%, 11/15/19	5,730	5,185,650
DaVita, Inc.,
5.125%, 7/15/24	8,370	8,186,906
Encompass Health Corp.,
5.75%, 11/1/24	2,995	3,054,900
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	5,785	5,785,000
6.25%, 12/1/24	2,420	2,510,750
HCA, Inc.,
7.50%, 2/15/22	6,185	6,811,231
Kindred Healthcare, Inc.,
6.375%, 4/15/22	6,098	6,143,735
8.75%, 1/15/23	2,630	2,794,375
Tenet Healthcare Corp.,
5.125%, 5/1/25 (a)(b)	2,280	2,200,200
8.125%, 4/1/22	7,010	7,334,213

		60,880,341

Home Builders—0.8%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	1,885	1,755,406
7.25%, 2/1/23	138	143,348
8.75%, 3/15/22	1,880	2,030,400
Brookfield Residential Properties, Inc. (a)(b),
6.125%, 7/1/22	4,765	4,913,906
6.50%, 12/15/20	6,480	6,577,200

	Principal Amount (000s)	Value*

CalAtlantic Group, Inc.,
8.375%, 5/15/18	4,650	$4,685,805
KB Home,
8.00%, 3/15/20	4,535	4,897,800
Lennar Corp. (a)(b),
5.875%, 11/15/24	2,665	2,771,600

		27,775,465

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	4,915	5,037,875

Insurance—0.2%
CNO Financial Group, Inc.,
5.25%, 5/30/25	6,205	6,282,562

Internet—0.8%
Match Group, Inc. (a)(b),
5.00%, 12/15/27	7,675	7,579,062
Mood Media Borrower LLC, 6 mo. LIBOR + 14.00%, PIK 8.00% (d)(f)(i),
7/1/24	994	993,836
Netflix, Inc.,
5.875%, 2/15/25	7,090	7,444,500
Symantec Corp. (a)(b),
5.00%, 4/15/25	5,155	5,210,317
Zayo Group LLC (a)(b),
5.75%, 1/15/27	7,190	7,037,213

		28,264,928

Iron/Steel—0.4%
AK Steel Corp.,
7.00%, 3/15/27	2,580	2,534,850
7.50%, 7/15/23	2,635	2,793,100
Steel Dynamics, Inc.,
5.50%, 10/1/24	815	842,466
United States Steel Corp.,
6.875%, 8/15/25	8,595	8,874,337

		15,044,753

Leisure—0.1%
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	2,100	1,995,000

Lodging—0.3%
Hilton Worldwide Finance LLC,
4.625%, 4/1/25	3,145	3,148,931
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	4,095	4,146,188
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	3,800	3,828,500

		11,123,619

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(b),
5.625%, 2/1/25	7,460	7,478,650

Machinery-Diversified—0.1%
Tennant Co.,
5.625%, 5/1/25	3,645	3,736,125

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Media—2.3%
Cablevision Systems Corp.,
8.00%, 4/15/20	6,250	$6,605,469
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	1,625	1,546,838
5.50%, 5/1/26 (a)(b)	2,500	2,453,125
5.75%, 1/15/24	6,915	7,036,012
Clear Channel Worldwide Holdings, Inc., Ser. B,
6.50%, 11/15/22	6,610	6,758,725
DISH DBS Corp.,
5.875%, 7/15/22	4,880	4,678,700
6.75%, 6/1/21	6,000	6,075,000
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	8,235	8,029,125
Liberty Media Corp.,
1.00%, 1/30/23	4,875	5,136,212
LIN Television Corp.,
5.875%, 11/15/22	5,755	5,949,231
LiveStyle, Inc. (a)(b)(c)(h)(l),
9.625%, 2/1/19 (acquisition cost— $7,108,190; purchased 1/31/14-10/7/15)	7,628	153
McClatchy Co.,
9.00%, 12/15/22	6,715	7,025,569
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,786,076
Meredith Corp. (a)(b),
6.875%, 2/1/26	6,975	7,175,531
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	3,000	2,946,600
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	8,140	7,692,300

		81,894,666

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	3,790	3,941,600

Mining—0.8%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	4,205	4,520,375
7.00%, 9/30/26	950	1,028,375
Constellium NV (a)(b),
6.625%, 3/1/25	6,930	7,033,950
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	1,030	999,100
3.875%, 3/15/23	7,645	7,407,240
Hudbay Minerals, Inc. (a)(b),
7.25%, 1/15/23	1,515	1,579,388
7.625%, 1/15/25	4,030	4,276,837
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,500	1,657,500

		28,502,765

Miscellaneous Manufacturing—0.2%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	6,095	6,242,499

	Principal Amount (000s)	Value*

Oil, Gas & Consumable Fuels—3.4%
AmeriGas Partners L.P.,
5.875%, 8/20/26	6,865	$6,744,862
BreitBurn Energy Partners L.P. (c),
7.875%, 4/15/22	1,870	18,700
8.625%, 10/15/20	5,475	54,750
Callon Petroleum Co.,
6.125%, 10/1/24	3,540	3,638,412
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	9,925	9,676,875
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	5,175	5,200,875
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	6,266,925
8.00%, 1/15/25 (a)(b)	2,465	2,391,050
Cobalt International Energy, Inc.,
7.75%, 12/1/23	9,216	7,280,640
10.75%, 12/1/21 (c)	11,500	12,621,250
Continental Resources, Inc.,
5.00%, 9/15/22	4,010	4,077,669
CVR Refining LLC,
6.50%, 11/1/22	5,550	5,688,750
Ensco PLC,
5.20%, 3/15/25	1,295	1,060,281
7.75%, 2/1/26	5,695	5,239,400
EP Energy LLC,
9.375%, 5/1/20	8,765	8,195,275
Nabors Industries, Inc. (a)(b),
5.75%, 2/1/25	1,910	1,804,950
Noble Holding International Ltd.,
7.75%, 1/15/24	2,690	2,508,425
Oasis Petroleum, Inc.,
6.875%, 3/15/22	5,705	5,800,502
Range Resources Corp.,
4.875%, 5/15/25	7,750	7,226,875
Sable Permian Resources Land LLC (a)(b),
7.375%, 11/1/21	5,000	3,725,000
Sanchez Energy Corp.,
6.125%, 1/15/23	6,240	4,582,500
Stone Energy Corp.,
7.50%, 5/31/22	1,168	1,194,210
Sunoco L.P. (a)(b),
5.50%, 2/15/26	4,605	4,455,338
5.875%, 3/15/28	3,030	2,935,313
Transocean, Inc. (a)(b),
7.50%, 1/15/26	4,680	4,621,500
Weatherford International Ltd.,
8.25%, 6/15/23	2,170	1,893,325

		118,903,652

Paper & Forest Products—0.2%
Mercer International, Inc. (a)(b),
5.50%, 1/15/26	5,370	5,343,150

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Pharmaceuticals—1.0%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	7,895	$6,019,938
Herbalife Ltd. (a)(b),
2.625%, 3/15/24	8,295	8,344,828
Horizon Pharma, Inc.,
6.625%, 5/1/23	8,115	8,115,000
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	6,280	5,443,190
7.50%, 7/15/21	6,450	6,522,562

		34,445,518

Pipelines—0.4%
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	4,210	4,188,950
Energy Transfer Equity L.P.,
5.875%, 1/15/24	4,596	4,756,860
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	5,648	6,091,954

		15,037,764

Real Estate—0.6%
Equinix, Inc.,
5.375%, 1/1/22	3,855	3,980,288
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	5,525	5,152,062
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	6,788	6,762,545
Uniti Group L.P.,
8.25%, 10/15/23	6,230	5,918,500

		21,813,395

Retail—1.3%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	8,220	7,868,184
Beacon Roofing Supply, Inc. (a)(b),
4.875%, 11/1/25	7,725	7,396,687
Conn’s, Inc.,
7.25%, 7/15/22	7,620	7,600,950
Dollar Tree, Inc.,
5.75%, 3/1/23	7,915	8,271,769
KFC Holding Co. (a)(b),
4.75%, 6/1/27	4,140	4,000,275
L Brands, Inc.,
6.875%, 11/1/35	2,655	2,588,625
Men’s Wearhouse, Inc.,
7.00%, 7/1/22	1,125	1,161,563
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	4,341,375
Rite Aid Corp.,
9.25%, 3/15/20	3,000	3,008,250

		46,237,678

Semiconductors—1.0%
Advanced Micro Devices, Inc.,
7.00%, 7/1/24	4,500	4,747,500
7.50%, 8/15/22	1,670	1,828,650

	Principal Amount (000s)	Value*

Amkor Technology, Inc.,
6.375%, 10/1/22	5,710	$5,881,300
Broadcom Corp.,
3.875%, 1/15/27	7,955	7,744,930
Entegris, Inc. (a)(b),
4.625%, 2/10/26	2,125	2,082,734
Qorvo, Inc.,
7.00%, 12/1/25	6,945	7,575,814
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	5,810	6,093,238

		35,954,166

Software—1.1%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	3,770	3,946,367
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	6,185	6,471,056
First Data Corp. (a)(b),
7.00%, 12/1/23	8,610	9,072,788
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	6,965	7,165,244
MSCI, Inc. (a)(b),
5.25%, 11/15/24	4,195	4,304,070
Open Text Corp. (a)(b),
5.625%, 1/15/23	1,415	1,473,369
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	3,120	3,088,800
SS&C Technologies Holdings, Inc.,
5.875%, 7/15/23	1,330	1,407,805

		36,929,499

Telecommunications—3.1%
CenturyLink, Inc.,
6.75%, 12/1/23, Ser. W	2,000	1,955,000
7.50%, 4/1/24, Ser. Y	9,535	9,630,350
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	8,170	7,353,000
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	4,460	4,248,150
6.00%, 6/15/25	5,940	6,210,270
Consolidated Communications, Inc.,
6.50%, 10/1/22	7,565	6,795,639
Frontier Communications Corp.,
10.50%, 9/15/22	9,315	7,836,989
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	4,435	4,468,263
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	7,125	7,142,812
7.625%, 6/15/21	7,440	8,012,285
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	3,500	2,843,750
Level 3 Financing, Inc.,
5.375%, 5/1/25	8,420	8,188,450
Sprint Capital Corp.,
6.875%, 11/15/28	6,890	6,450,763
Sprint Communications, Inc.,
6.00%, 11/15/22	2,615	2,572,506
11.50%, 11/15/21	6,610	7,700,650

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Sprint Corp.,
7.125%, 6/15/24	2,250	$2,199,375
7.625%, 3/1/26	5,530	5,412,488
T-Mobile USA, Inc.,
4.50%, 2/1/26	1,545	1,485,131
4.75%, 2/1/28	5,410	5,207,125
Windstream Services LLC (a)(b),
6.375%, 8/1/23	6,339	3,644,925

		109,357,921

Transportation—0.2%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	2,045	2,119,131
6.50%, 6/15/22	4,245	4,393,575

		6,512,706

Total Corporate Bonds & Notes (cost—$1,166,663,954)		1,108,451,542

CONVERTIBLE BONDS & NOTES—26.2%

Aerospace & Defense—0.1%
Arconic, Inc.,
1.625%, 10/15/19	4,715	4,977,960

Apparel & Textiles—0.1%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	4,185	3,884,057

Auto Components—0.2%
Meritor, Inc. (a)(b),
3.25%, 10/15/37	5,405	5,450,332

Auto Manufacturers—0.7%
Navistar International Corp.,
4.75%, 4/15/19	540	556,871
Tesla, Inc.,
0.25%, 3/1/19	9,130	9,122,897
1.25%, 3/1/21	10,965	10,915,920
2.375%, 3/15/22	2,550	2,662,720

		23,258,408

Banks—0.2%
Deutsche Bank AG,
1.00%, 5/1/23	7,950	8,070,442

Biotechnology—1.6%
Aegerion Pharmaceuticals, Inc.,
2.00%, 8/15/19	5,500	4,290,000
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	1,760	1,656,600
0.75%, 10/15/18	7,730	7,922,578
1.50%, 10/15/20	1,000	1,106,250
Dermira, Inc. (a)(b),
3.00%, 5/15/22	3,225	2,564,120
Exact Sciences Corp.,
1.00%, 1/15/25	8,685	7,759,075

	Principal Amount (000s)	Value*

Illumina, Inc.,
0.50%, 6/15/21	9,065	$11,098,343
Innoviva, Inc.,
2.125%, 1/15/23	1,360	1,462,559
2.50%, 8/15/25 (a)(b)	2,970	3,491,416
Insmed, Inc.,
1.75%, 1/15/25	1,220	1,078,740
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	4,000	3,225,000
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	5,990	5,932,706
Ligand Pharmaceuticals, Inc.,
0.75%, 8/15/19	720	1,579,162
Medicines Co.,
2.50%, 1/15/22	1,140	1,316,938
2.75%, 7/15/23	630	608,026

		55,091,513

Commercial Services—0.8%
Cardtronics, Inc.,
1.00%, 12/1/20	1,500	1,400,769
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,480	7,068,331
Live Nation Entertainment, Inc. (a)(b),
2.50%, 3/15/23	4,820	4,876,302
Macquarie Infrastructure Corp.,
2.00%, 10/1/23	5,410	4,828,425
2.875%, 7/15/19	5,500	5,465,625
Square, Inc.,
0.375%, 3/1/22	2,265	4,965,786

		28,605,238

Computers—0.9%
Brocade Communications Systems, Inc.,
1.375%, 1/1/20	4,450	4,452,670
Lumentum Holdings, Inc.,
0.25%, 3/15/24	6,920	8,786,372
Nutanix, Inc. (a)(b),
zero coupon, 1/15/23	7,480	9,019,406
Western Digital Corp. (a)(b),
1.50%, 2/1/24	8,220	8,911,023

		31,169,471

Diversified Financial Services—0.4%
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	6,980,880
3.00%, 7/1/20	590	676,730
3.25%, 3/15/22	1,970	2,298,990
JPMorgan Chase Financial Co. LLC,
0.25%, 5/1/23	5,410	5,355,359

		15,311,959

Electrical Equipment—0.0%
SunPower Corp.,
4.00%, 1/15/23	1,360	1,088,816

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Electronics—0.3%
II-VI, Inc. (a)(b),
0.25%, 9/1/22	2,480	$2,745,360
OSI Systems Inc,
1.25%, 9/1/22	6,645	6,063,562

		8,808,922

Energy-Alternate Sources—0.4%
NextEra Energy Partners L.P. (a)(b),
1.50%, 9/15/20	4,800	4,727,986
SunEdison, Inc. (d)(f),
0.25%, 1/15/20	9,565	215,212
2.625%, 6/1/23	11,270	253,575
3.375%, 6/1/25	4,565	102,712
Tesla Energy Operations, Inc.,
1.625%, 11/1/19	10,475	9,584,573

		14,884,058

Engineering & Construction—0.3%
Dycom Industries, Inc.,
0.75%, 9/15/21	6,890	8,755,385

Equity Real Estate Investment Trusts (REITs)—0.4%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	7,020	7,830,171
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	1,200	1,219,356
Two Harbors Investment Corp.,
6.25%, 1/15/22	5,000	5,235,000

		14,284,527

Healthcare Providers & Services—0.1%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	3,435	3,439,294

Healthcare-Products—0.6%
Insulet Corp. (a)(b),
1.375%, 11/15/24	3,470	3,980,163
NuVasive, Inc.,
2.25%, 3/15/21	7,265	8,016,463
Quidel Corp.,
3.25%, 12/15/20	455	789,288
Wright Medical Group, Inc.,
2.00%, 2/15/20	9,435	9,399,600

		22,185,514

Healthcare-Services—0.7%
Anthem, Inc.,
2.75%, 10/15/42	3,755	11,329,075
Molina Healthcare, Inc.,
1.125%, 1/15/20	4,680	9,433,921
1.625%, 8/15/44	1,065	1,520,503
Teladoc, Inc. (a)(b),
3.00%, 12/15/22	825	978,967

		23,262,466

	Principal Amount (000s)	Value*

Home Builders—0.1%
KB Home,
1.375%, 2/1/19	3,195	$3,632,316

Internet—4.2%
Altaba, Inc.,
zero coupon, 12/1/18	10,490	14,685,476
Booking Holdings, Inc.,
0.35%, 6/15/20	1,740	2,797,880
0.90%, 9/15/21	15,395	19,252,987
Chegg, Inc. (a)(b),
0.25%, 5/15/23	2,180	2,246,058
Ctrip.com International Ltd.,
1.25%, 9/15/22	10,635	11,074,119
FireEye, Inc.,
1.00%, 6/1/35, Ser. A	4,035	3,847,062
1.625%, 6/1/35, Ser. B	4,650	4,361,523
IAC FinanceCo., Inc. (a)(b),
0.875%, 10/1/22	7,975	9,553,245
Liberty Expedia Holdings, Inc. (a)(b),
1.00%, 6/30/47	5,580	5,403,611
Okta, Inc. (a)(b),
0.25%, 2/15/23	1,150	1,258,905
Palo Alto Networks, Inc.,
zero coupon, 7/1/19	5,525	9,144,079
Twitter, Inc.,
0.25%, 9/15/19	4,500	4,338,396
1.00%, 9/15/21	9,690	9,085,499
VeriSign, Inc.,
4.865%, 8/15/37	4,890	16,874,412
Vipshop Holdings Ltd.,
1.50%, 3/15/19	8,515	9,182,176
Wayfair, Inc. (a)(b),
0.375%, 9/1/22	6,040	5,750,080
Weibo Corp. (a)(b),
1.25%, 11/15/22	5,100	5,943,861
Zendesk, Inc. (a)(b),
0.25%, 3/15/23	4,525	4,624,550
Zillow Group, Inc.,
2.00%, 12/1/21	6,850	8,313,372

		147,737,291

Iron/Steel—0.2%
Allegheny Technologies, Inc.,
4.75%, 7/1/22	1,515	2,768,584
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	2,360	2,552,543

		5,321,127

Lodging—0.4%
Caesars Entertainment Corp. (a),
5.00%, 10/1/24	7,860	13,740,262

Machinery-Diversified—0.2%
Chart Industries, Inc.,
1.00%, 11/15/24 (a)(b)	3,530	4,142,258
2.00%, 8/1/18	3,165	3,227,613

		7,369,871

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Media—1.5%
DISH Network Corp.,
2.375%, 3/15/24	13,010	$11,569,676
3.375%, 8/15/26	9,755	9,420,404
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	7,375	8,206,900
Liberty Media Corp.,
1.375%, 10/15/23	9,375	10,797,187
2.125%, 3/31/48 (a)(b)	11,395	11,297,003
2.25%, 9/30/46	2,580	2,697,816

		53,988,986

Mining—0.0%
Royal Gold, Inc.,
2.875%, 6/15/19	500	528,125

Miscellaneous Manufacturing—0.1%
Trinity Industries, Inc.,
3.875%, 6/1/36	2,330	3,187,174

Oil, Gas & Consumable Fuels—1.2%
Bristow Group, Inc.,
4.50%, 6/1/23	1,625	1,798,791
Chesapeake Energy Corp.,
5.50%, 9/15/26	7,865	6,811,876
Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	6,295	5,059,606
Helix Energy Solutions Group, Inc.,
4.25%, 5/1/22	4,510	4,280,797
Nabors Industries, Inc. (a)(b),
0.75%, 1/15/24	8,145	6,116,235
Oasis Petroleum, Inc.,
2.625%, 9/15/23	7,990	8,271,552
Oil States International, Inc. (a)(b),
1.50%, 2/15/23	1,435	1,379,615
Weatherford International Ltd.,
5.875%, 7/1/21	7,080	6,364,474

		40,082,946

Pharmaceuticals—1.7%
Clovis Oncology, Inc.,
2.50%, 9/15/21	2,985	3,471,928
Depomed, Inc.,
2.50%, 9/1/21	3,335	2,716,548
DexCom, Inc. (a)(b),
0.75%, 5/15/22	3,695	3,810,886
Flexion Therapeutics, Inc. (a)(b),
3.375%, 5/1/24	2,520	2,875,592
Jazz Investments I Ltd.,
1.50%, 8/15/24 (a)(b)	11,585	11,340,128
1.875%, 8/15/21	9,950	10,435,063
Neurocrine Biosciences, Inc. (a)(b),
2.25%, 5/15/24	6,580	8,635,500
Pacira Pharmaceuticals Inc,
2.375%, 4/1/22	4,180	3,829,925
Sarepta Therapeutics, Inc. (a)(b),
1.50%, 11/15/24	3,325	4,151,964

	Principal Amount (000s)	Value*

Supernus Pharmaceuticals, Inc. (a)(b),
0.625%, 4/1/23	1,655	$1,764,799
Teva Pharmaceutical Finance Co. LLC, Ser. C,
0.25%, 2/1/26	7,285	6,421,290

		59,453,623

Pipelines—0.3%
Cheniere Energy, Inc.,
4.25%, 3/15/45	12,605	9,846,333

Retail—0.2%
RH (a)(b),
zero coupon, 7/15/20	5,765	5,975,353

Semiconductors—4.3%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	4,730	6,933,234
Cypress Semiconductor Corp. (a)(b),
2.00%, 2/1/23	7,910	8,562,575
Inphi Corp.,
0.75%, 9/1/21	5,535	5,215,027
1.125%, 12/1/20	2,025	2,125,306
Integrated Device Technology, Inc.,
0.875%, 11/15/22	6,325	7,140,925
Intel Corp.,
3.25%, 8/1/39	9,795	24,382,939
Lam Research Corp.,
1.25%, 5/15/18	3,595	12,144,514
Microchip Technology Inc,
2.25%, 2/15/37	1,740	2,081,475
Microchip Technology, Inc.,
1.625%, 2/15/27	19,050	22,616,579
Micron Technology, Inc., Ser. G,
3.00%, 11/15/43	10,882	19,526,694
Novellus Systems, Inc.,
2.625%, 5/15/41	1,235	7,481,519
ON Semiconductor Corp. (a)(b),
1.625%, 10/15/23	9,290	12,757,548
Synaptics, Inc. (a)(b),
0.50%, 6/15/22	7,195	6,803,772
Teradyne, Inc.,
1.25%, 12/15/23	3,475	5,307,041
Veeco Instruments, Inc.,
2.70%, 1/15/23	6,560	5,987,292

		149,066,440

Software—2.7%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	6,130	6,298,422
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	6,585	6,630,272
Citrix Systems, Inc.,
0.50%, 4/15/19	11,035	14,554,061
CSG Systems International, Inc.,
4.25%, 3/15/36	3,800	4,195,344
Guidewire Software, Inc.,
1.25%, 3/15/25	1,670	1,641,141

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

HubSpot, Inc. (a)(b),
0.25%, 6/1/22	2,070	$2,671,850
Medidata Solutions, Inc.,
1.00%, 8/1/18	680	766,719
Nuance Communications, Inc.,
1.00%, 12/15/35	5,560	5,301,460
1.25%, 4/1/25	5,375	5,338,074
PROS Holdings, Inc. (a)(b),
2.00%, 6/1/47	1,270	1,223,899
RealPage, Inc. (a)(b),
1.50%, 11/15/22	835	1,139,253
Red Hat, Inc.,
0.25%, 10/1/19	5,185	10,510,472
ServiceNow, Inc. (a)(b),
zero coupon, 6/1/22	8,790	11,687,624
Verint Systems, Inc.,
1.50%, 6/1/21	6,875	6,727,256
Workday, Inc. (a)(b),
0.25%, 10/1/22	12,640	13,778,662

		92,464,509

Telecommunications—0.7%
CalAmp Corp.,
1.625%, 5/15/20	825	883,842
Ciena Corp.,
3.75%, 10/15/18	1,885	2,490,134
Finisar Corp.,
0.50%, 12/15/36	13,830	12,459,572
Viavi Solutions, Inc.,
0.625%, 8/15/33	9,815	10,076,452

		25,910,000

Transportation—0.6%
Atlas Air Worldwide Holdings, Inc.,
2.25%, 6/1/22	5,195	5,942,228
Echo Global Logistics, Inc.,
2.50%, 5/1/20	3,345	3,410,984
Greenbrier Cos., Inc.,
2.875%, 2/1/24	2,265	2,599,092
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	3,809,025
Scorpio Tankers, Inc. (a)(b),
2.375%, 7/1/19	4,440	4,084,800
Teekay Corp. (a)(b),
5.00%, 1/15/23	1,625	1,572,098

		21,418,227

Total Convertible Bonds & Notes (cost—$936,109,037)		912,250,945

	Shares
CONVERTIBLE PREFERRED STOCK—4.6%

Banks—0.6%
Bank of America Corp., Ser. L (e),
7.25%	4,415	5,692,922
Wells Fargo & Co., Ser. L (e),
7.50%	11,155	14,389,950

		20,082,872

	Shares	Value*

Commercial Services & Supplies—0.1%
Stericycle, Inc.,
5.25%, 9/15/18	91,075	$4,120,233

Computers—0.3%
NCR Corp., Ser. A, PIK 5.50% (e),
5.50%	8,525	10,924,900

Diversified Financial Services—0.3%
2017 Mandatory Exchangeable Trust (a)(b),
5.188%, 12/1/20	76,995	9,497,333

Diversified Telecommunication Services—0.1%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	158,090	1,808,550

Electric Utilities—0.5%
Dominion Energy, Inc., Ser. A,
6.75%, 8/15/19	148,370	6,885,852
NextEra Energy, Inc.,
6.123%, 9/1/19	183,635	10,588,394

		17,474,246

Electronic Equipment, Instruments & Components—0.2%
Belden, Inc.,
6.75%, 7/15/19	94,470	8,827,277

Equity Real Estate Investment Trusts (REITs)—0.5%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	11,030	12,290,356
Welltower, Inc., Ser. I (e),
6.50%	80,055	4,454,260

		16,744,616

Food & Beverage—0.3%
Post Holdings, Inc. (e),
2.50%	64,725	9,346,290

Hand/Machine Tools—0.3%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	96,315	11,093,562

Healthcare Providers & Services—0.1%
Anthem, Inc.,
5.25%, 5/1/18	58,720	3,150,915

Healthcare-Products—0.5%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	290,980	16,959,856

Insurance—0.1%
Assurant, Inc., Ser. D (j),
6.50%, 3/15/21	54,000	5,624,100

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Multi-Utilities—0.3%
Sempra Energy, Ser. A,
6.00%, 1/15/21	94,585	$9,682,666

Oil, Gas & Consumable Fuels—0.3%
Hess Corp.,
8.00%, 2/1/19	137,195	8,171,334
Kinder Morgan, Inc., Ser. A,
9.75%, 10/26/18	103,505	3,217,971
WPX Energy, Inc., Ser. A,
6.25%, 7/31/18	7,585	476,186

		11,865,491

Pharmaceuticals—0.1%
Teva Pharmaceutical Industries Ltd., zero coupon,
12/15/18	13,035	4,296,988

Total Convertible Preferred Stock (cost—$195,408,624)		161,499,895

PREFERRED STOCK (a)(d)(f)(j)(l)—0.5%

Media—0.5%
LiveStyle, Inc., Ser. A	18,676	1,867,600
LiveStyle, Inc., Ser. B	171,344	17,134,400
LiveStyle, Inc., Ser. B	8,000	80

Total Preferred Stock (cost-$26,629,464)		19,002,080

EQUITY-LINKED SECURITIES (d)(f)(j)—0.0%

Coal—0.0%
Arch Coal, Inc., expires 10/5/23	4,002	174,029

Oil, Gas & Consumable Fuels—0.0%
Energy XXI Gulf Coast, Inc., expires 12/30/21	14,350	425

Total Equity-Linked Securities (cost—$601,986)		174,454

	Units

WARRANTS (d)(f)(j)—0.0%
Commercial Services—0.0%
Cenveo, Inc., strike price $12.00 expires 6/10/24 (b)	858,030	54

Media—0.0%
LiveStyle, Inc., expires 11/30/21, Ser. C., (a)(l)	43,500	5

Semiconductors—0.0%
GT Advanced Technologies, Inc., expires 10/1/17	2,860,795	—

Total Warrants (cost—$237,932)		59

	Principal Amount (000s)	Value*

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $79,472,472; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $81,063,216 including accrued interest (cost—$79,470,000)	$79,470	$79,470,000

Total Investments, before options written (cost—$3,833,064,167)—99.6%		3,473,260,894

Total Options Written—0.0% (premiums received—$1,797,209) (j)(k)(m)		(529,685)

Total Investments, net of options written (cost—$3,831,266,958)—99.6%		3,472,731,209

Other assets less other liabilities—0.4%		13,827,388

Net Assets—100.0%		$3,486,558,597

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $727,021,209, representing 20.9% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $693,205,753, representing 19.9% of net assets.
(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $25,156,615, representing 0.7% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Restricted. The aggregate acquisition cost of such securities is $12,128,119. The aggregate value is $1,519,676, representing less than 0.05% of net assets.
(i)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on March 31, 2018.
(j)	Non-income producing.
(k)	Exchange traded-Chicago Board Options Exchange.
(l)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.5% of net assets.

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2018 (unaudited) (continued)

(m)	Exchange traded option contracts outstanding at March 31, 2018:

Options written contracts outstanding at March 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	237.50 USD	4/20/18	(225)	$(22,500)	$(10,350)	$(15,516)	$5,166
Abbvie, Inc.	135.00 USD	4/20/18	(785)	(78,500)	(392)	(47,650)	47,258
Adobe Systems, Inc.	250.00 USD	4/20/18	(725)	(72,500)	(17,400)	(56,159)	38,759
Alibaba Group Holding Ltd.	220.00 USD	4/20/18	(685)	(68,500)	(8,905)	(91,762)	82,857
Alphabet, Inc.	1,125.00 USD	4/20/18	(165)	(16,500)	(66,825)	(59,445)	(7,380)
Amazon.com, Inc.	1,700.00 USD	4/20/18	(125)	(12,500)	(19,813)	(112,054)	92,241
Bank of America Corp.	34.00 USD	4/20/18	(1810)	(181,000)	(4,525)	(52,751)	48,226
Boeing Co.	355.00 USD	4/20/18	(340)	(34,000)	(56,610)	(105,456)	48,846
Broadcom Ltd.	275.00 USD	4/20/18	(455)	(45,500)	(6,825)	(51,151)	44,326
Caterpillar, Inc.	170.00 USD	4/20/18	(515)	(51,500)	(3,347)	(11,908)	8,561
Costco Wholesale Corp.	195.00 USD	4/20/18	(210)	(21,000)	(21,735)	(16,957)	(4,778)
Deere & Co.	175.00 USD	4/20/18	(770)	(77,000)	(22,330)	(41,727)	19,397
DR Horton, Inc.	48.00 USD	4/20/18	(1265)	(126,500)	(20,873)	(35,371)	14,498
Facebook, Inc.	180.00 USD	4/20/18	(505)	(50,500)	(18,433)	(64,616)	46,183
Intel Corp.	57.50 USD	4/20/18	(2590)	(259,000)	(34,965)	(71,533)	36,568
Intuitive Surgical, Inc.	470.00 USD	4/20/18	(145)	(14,500)	(14,138)	(35,910)	21,772
JPMorgan Chase & Co.	130.00 USD	4/20/18	(1305)	(130,500)	(4,567)	(40,529)	35,962
McDonald’s Corp.	170.00 USD	4/20/18	(590)	(59,000)	(13,275)	(18,857)	5,582
Micron Techology, Inc.	70.00 USD	4/20/18	(1605)	(160,500)	(4,815)	(142,753)	137,938
Netflix, Inc.	375.00 USD	4/20/18	(195)	(19,500)	(13,357)	(102,335)	88,978
NVIDIA Corp.	275.00 USD	4/20/18	(615)	(61,500)	(22,140)	(267,868)	245,728
Oracle Corp.	57.50 USD	4/20/18	(1375)	(137,500)	(687)	(23,364)	22,677
PepsiCo, Inc.	116.00 USD	4/20/18	(605)	(60,500)	(9,680)	(12,839)	3,159
Salesforce.com, Inc.	130.00 USD	4/20/18	(240)	(24,000)	(4,560)	(7,721)	3,161
ServiceNow, Inc.	192.50 USD	4/20/18	(360)	(36,000)	(9,000)	(25,877)	16,877
Take-Two Interactive Software, Inc.	111.00 USD	4/20/18	(550)	(55,000)	(22,000)	(14,741)	(7,259)
Target Corp.	85.00 USD	4/20/18	(1500)	(150,000)	(5,250)	(109,748)	104,498
Union Pacific Corp.	145.00 USD	4/20/18	(830)	(83,000)	(28,220)	(57,768)	29,548
UnitedHealth Group, Inc.	260.00 USD	4/20/18	(620)	(62,000)	(5,890)	(16,854)	10,964
Valero Energy Corp.	100.00 USD	4/20/18	(705)	(70,500)	(19,388)	(17,598)	(1,790)
Vertex Pharmaceuticals, Inc.	195.00 USD	4/20/18	(265)	(26,500)	(12,587)	(44,509)	31,922
Visa, Inc.	127.00 USD	4/20/18	(755)	(75,500)	(26,803)	(23,882)	(2,921)

	Total options written contracts				$(529,685)	$(1,797,209)	$1,267,524

Glossary:

ADR—American Depositary Receipt

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.9%

Aerospace & Defense—1.9%
L3 Technologies, Inc.	28,810	$5,992,480

Air Freight & Logistics—3.0%
XPO Logistics, Inc. (a)	90,980	9,262,674

Banks—3.3%
First Republic Bank	55,265	5,118,092
Signature Bank (a)	36,095	5,123,685

		10,241,777

Beverages—1.2%
Monster Beverage Corp. (a)	64,010	3,662,012

Biotechnology—2.1%
Bluebird Bio, Inc. (a)	8,845	1,510,284
Incyte Corp. (a)	20,055	1,671,183
Neurocrine Biosciences, Inc. (a)	42,385	3,514,988

		6,696,455

Building Products—2.3%
AO Smith Corp.	60,495	3,846,877
Owens Corning	39,800	3,199,920

		7,046,797

Capital Markets—4.0%
E*TRADE Financial Corp. (a)	127,405	7,059,511
SEI Investments Co.	72,230	5,410,749

		12,470,260

Chemicals—3.4%
FMC Corp.	73,030	5,591,907
Huntsman Corp.	165,460	4,839,705

		10,431,612

Commercial Services & Supplies—2.1%
Waste Connections, Inc.	89,225	6,401,002

Consumer Finance—1.6%
Synchrony Financial	150,155	5,034,697

Containers & Packaging—1.2%
Berry Global Group, Inc. (a)	68,550	3,757,226

Distributors—1.4%
LKQ Corp. (a)	113,295	4,299,545

Diversified Financial Services—1.4%
MarketAxess Holdings, Inc.	19,605	4,262,911

Electrical Equipment—1.8%
AMETEK, Inc.	74,885	5,689,013

Electronic Equipment, Instruments & Components—7.5%
Coherent, Inc. (a)	13,030	2,441,822
Dolby Laboratories, Inc., Class A	88,970	5,654,933
Flex Ltd. (a)	268,985	4,392,525
TE Connectivity Ltd.	60,330	6,026,967
Trimble, Inc. (a)	135,440	4,859,587

		23,375,834

	Shares	Value*

Equity Real Estate Investment Trusts (REITs)—1.6%
Equinix, Inc.	11,650	$4,871,331

Healthcare Equipment & Supplies—9.7%
DexCom, Inc. (a)	86,965	6,449,324
Edwards Lifesciences Corp. (a)	50,085	6,987,859
Globus Medical, Inc., Class A (a)	63,525	3,164,816
Haemonetics Corp. (a)	49,420	3,615,567
IDEXX Laboratories, Inc. (a)	34,315	6,567,548
Novocure Ltd. (a)	148,105	3,228,689

		30,013,803

Hotels, Restaurants & Leisure—3.8%
Hyatt Hotels Corp., Class A	57,210	4,362,835
MGM Resorts International	90,860	3,181,917
Royal Caribbean Cruises Ltd.	36,000	4,238,640

		11,783,392

Household Durables—1.5%
Newell Brands, Inc.	179,790	4,581,049

Internet Software & Services—1.0%
Trade Desk, Inc., Class A (a)	64,015	3,176,424

IT Services—4.4%
EPAM Systems, Inc. (a)	41,045	4,700,473
Worldpay, Inc., Class A (a)	107,935	8,876,575

		13,577,048

Life Sciences Tools & Services—3.7%
Agilent Technologies, Inc.	102,055	6,827,479
Bruker Corp.	152,130	4,551,730

		11,379,209

Machinery—1.3%
Nordson Corp.	29,350	4,001,579

Multi-Line Retail—2.7%
Dollar Tree, Inc. (a)	89,110	8,456,539

Oil, Gas & Consumable Fuels—1.4%
Parsley Energy, Inc., Class A (a)	153,000	4,435,470

Pharmaceuticals—1.7%
Catalent, Inc. (a)	126,515	5,194,706

Professional Services—3.7%
Equifax, Inc.	38,985	4,592,823
Verisk Analytics, Inc., Class A (a)	65,795	6,842,680

		11,435,503

Real Estate Management & Development—1.5%
CBRE Group, Inc., Class A (a)	96,200	4,542,564

Semiconductors & Semiconductor Equipment—6.4%
Entegris, Inc.	97,405	3,389,694
Marvell Technology Group Ltd.	162,640	3,415,440
MKS Instruments, Inc.	44,170	5,108,260
Monolithic Power Systems, Inc.	28,280	3,273,976
Skyworks Solutions, Inc.	47,470	4,759,342

		19,946,712

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Software—9.6%
Activision Blizzard, Inc.	44,190	$2,981,058
PTC, Inc. (a)	57,620	4,494,936
Snap, Inc., Class A (a)	151,235	2,400,100
Splunk, Inc. (a)	49,665	4,886,539
Take-Two Interactive Software, Inc. (a)	55,690	5,445,368
Workday, Inc., Class A (a)	50,075	6,365,033
Zynga, Inc., Class A (a)	864,500	3,164,070

		29,737,104

Specialty Retail—1.4%
Floor & Decor Holdings, Inc., Class A (a)	82,860	4,318,663

Technology Hardware, Storage & Peripherals—2.6%
NetApp, Inc.	129,795	8,007,054

Textiles, Apparel & Luxury Goods—1.8%
Tapestry, Inc.	107,385	5,649,525

Trading Companies & Distributors—1.9%
United Rentals, Inc. (a)	34,735	5,999,777

Total Common Stock (cost—$262,073,235)		309,731,747

	Principal Amount (000s)

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $479,015; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $489,657 including accrued interest (cost—$479,000)	$479	479,000

Total Investments (cost—$262,552,235)—100.1%		310,210,747

Liabilities in excess of other assets—(0.1)%		(456,231)

Net Assets—100.0%		$309,754,516

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.8%

Aerospace & Defense—4.1%
General Dynamics Corp.	195,785	$43,248,906
United Technologies Corp.	336,245	42,306,346

		85,555,252

Automobiles—1.9%
General Motors Co.	1,076,375	39,115,468

Banks—15.6%
Bank of America Corp.	1,350,110	40,489,799
BB&T Corp.	797,185	41,485,507
Citigroup, Inc.	571,170	38,553,975
Citizens Financial Group, Inc.	913,935	38,366,991
JPMorgan Chase & Co.	747,040	82,151,989
SunTrust Banks, Inc.	615,920	41,907,197
U.S. Bancorp	820,915	41,456,208

		324,411,666

Biotechnology—1.7%
AbbVie, Inc.	365,460	34,590,789

Capital Markets—4.9%
Ameriprise Financial, Inc.	261,946	38,752,291
Goldman Sachs Group, Inc.	88,400	22,264,424
Morgan Stanley	772,845	41,702,716

		102,719,431

Chemicals—2.1%
Eastman Chemical Co.	406,620	42,930,940

Communications Equipment—2.0%
Cisco Systems, Inc.	978,070	41,949,422

Consumer Finance—2.0%
American Express Co.	453,035	42,259,105

Containers & Packaging—1.8%
International Paper Co.	702,875	37,554,611

Diversified Telecommunication Services—4.1%
AT&T, Inc.	1,160,487	41,371,362
Verizon Communications, Inc.	907,650	43,403,823

		84,775,185

Electric Utilities—2.0%
Entergy Corp.	538,715	42,439,968

Electrical Equipment—2.1%
Eaton Corp. PLC	534,210	42,688,721

Energy Equipment & Services—2.0%
Schlumberger Ltd.	654,940	42,427,013

Food & Staples Retailing—1.9%
Walmart, Inc.	452,850	40,290,065

Food Products—4.0%
Ingredion, Inc.	329,420	42,468,826
Mondelez International, Inc., Class A	999,200	41,696,616

		84,165,442

	Shares	Value*

Healthcare Equipment & Supplies—4.1%
Abbott Laboratories	705,700	$42,285,544
Medtronic PLC	539,570	43,284,305

		85,569,849

Healthcare Providers & Services—3.9%
Anthem, Inc.	184,685	40,575,294
Quest Diagnostics, Inc.	408,360	40,958,508

		81,533,802

Hotels, Restaurants & Leisure—2.0%
Carnival Corp.	636,149	41,718,651

Industrial Conglomerates—2.0%
Honeywell International, Inc.	285,770	41,296,623

Insurance—5.9%
Allstate Corp.	430,875	40,846,950
MetLife, Inc.	847,365	38,885,580
Reinsurance Group of America, Inc.	282,825	43,555,050

		123,287,580

Multi-Utilities—2.1%
Public Service Enterprise Group, Inc.	873,330	43,876,099

Oil, Gas & Consumable Fuels—10.3%
Chevron Corp.	349,715	39,881,499
ConocoPhillips	782,665	46,404,208
Devon Energy Corp.	1,304,900	41,482,771
Royal Dutch Shell PLC, Class A ADR	1,351,235	86,222,305

		213,990,783

Pharmaceuticals—4.1%
Johnson & Johnson	317,780	40,723,507
Pfizer, Inc.	1,232,785	43,751,540

		84,475,047

Road & Rail—2.2%
Kansas City Southern	407,850	44,802,323

Semiconductors & Semiconductor Equipment—3.4%
Intel Corp.	843,844	43,947,395
Lam Research Corp.	128,380	26,081,681

		70,029,076

Software—1.8%
Oracle Corp.	833,805	38,146,579

Technology Hardware, Storage & Peripherals—3.9%
Apple, Inc.	247,040	41,448,371
HP, Inc.	1,814,080	39,764,634

		81,213,005

Textiles, Apparel & Luxury Goods—1.9%
V.F. Corp.	545,070	40,400,588

Total Investments (cost—$1,747,597,547)—99.8%		2,078,213,083

Other assets less liabilities—0.2%		4,514,646

Net Assets—100.0%		$2,082,727,729

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Australia—1.6%
Macquarie Group Ltd.	64,718	$5,160,428

Brazil—1.9%
Hypera S.A.	194,800	2,133,598
Petrobras Distribuidora S.A. (c)	314,500	2,199,580
Smiles Fidelidade S.A.	83,800	1,764,104

		6,097,282

Canada—9.4%
Canadian Pacific Railway Ltd.	18,390	3,245,835
Magna International, Inc.	108,840	6,133,134
Manulife Financial Corp.	347,068	6,448,523
Toronto-Dominion Bank	199,340	11,332,479
TransCanada Corp.	80,190	3,312,649

		30,472,620

China—9.8%
AAC Technologies Holdings, Inc.	118,000	2,162,298
China Construction Bank Corp., Class H	5,849,100	6,109,407
China Medical System Holdings Ltd.	926,000	2,121,357
China Shenhua Energy Co., Ltd., Class H	2,228,500	5,592,933
Dali Foods Group Co., Ltd. (a)	2,342,000	1,931,864
Geely Automobile Holdings Ltd.	640,000	1,875,352
Gree Electric Appliances, Inc. of Zhuhai, Class A	226,500	1,704,230
Lee & Man Paper Manufacturing Ltd.	2,892,000	3,088,016
PICC Property & Casualty Co., Ltd., Class H	1,710,000	3,021,619
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,392,900	2,073,224
Travelsky Technology Ltd., Class H	604,000	1,764,216

		31,444,516

Denmark—0.9%
Danske Bank A/S	76,818	2,878,238

France—10.6%
AXA S.A.	202,490	5,382,792
Capgemini SE	49,175	6,135,782
Cie Generale des Etablissements Michelin SCA	44,907	6,648,154
Credit Agricole S.A.	196,700	3,207,195
Danone S.A.	71,321	5,782,866
Euronext NV (a)	52,200	3,826,203
Unibail-Rodamco SE REIT	14,100	3,220,770

		34,203,762

Germany—7.9%
BASF SE	31,500	3,194,643
Continental AG	11,076	3,059,316
Covestro AG (a)	30,474	3,000,684
Fresenius Medical Care AG & Co. KGaA	28,441	2,904,757
Henkel AG & Co. KGaA	28,667	3,611,573

	Shares	Value*

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,755	$6,221,640
SAP SE	32,600	3,422,405

		25,415,018

Hong Kong—1.8%
BOC Hong Kong Holdings Ltd.	1,152,400	5,653,419

India—0.5%
Reliance Industries Ltd. GDR (a)	60,179	1,630,851

Indonesia—1.0%
Bank Rakyat Indonesia Persero Tbk PT	12,477,100	3,274,484

Ireland—1.9%
Smurfit Kappa Group PLC	151,945	6,168,575

Israel—1.6%
Bank Hapoalim BM	751,950	5,171,097

Italy—1.2%
Terna Rete Elettrica Nazionale SpA	655,062	3,828,107

Japan—14.0%
Asahi Group Holdings Ltd.	76,200	4,097,931
Daiwa House Industry Co., Ltd.	83,700	3,224,401
Hitachi Ltd.	423,200	3,082,422
Hoya Corp.	64,500	3,258,064
Kajima Corp.	399,700	3,757,725
Mitsubishi Electric Corp.	204,900	3,325,639
MS&AD Insurance Group Holdings, Inc.	108,200	3,361,069
Nippon Telegraph & Telephone Corp.	137,300	6,405,464
Shionogi & Co., Ltd.	62,600	3,259,801
Sony Corp.	132,600	6,367,990
West Japan Railway Co.	72,600	5,147,105

		45,287,611

Korea (Republic of)—4.1%
POSCO ADR (c)	61,460	4,846,121
Samsung Electronics Co., Ltd.	2,590	6,051,473
SK Hynix, Inc.	28,700	2,198,763

		13,096,357

Mexico—0.6%
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	189,900	1,876,333

Netherlands—4.4%
Coca-Cola European Partners PLC	45,430	1,892,614
Heineken NV	37,042	3,984,013
ING Groep NV	490,597	8,278,921

		14,155,548

Russian Federation—2.0%
LUKOIL PJSC ADR	95,070	6,580,745

Singapore—1.9%
DBS Group Holdings Ltd.	289,200	6,108,582

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

South Africa—1.3%
Rand Merchant Investment Holdings Ltd.	576,886	$1,950,357
Standard Bank Group Ltd.	119,000	2,198,934

		4,149,291

Sweden—0.9%
Electrolux AB, Ser. B	94,940	2,998,158

Taiwan—2.6%
Hon Hai Precision Industry Co., Ltd. GDR	310,459	1,931,055
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	145,830	6,381,521

		8,312,576

United Kingdom—14.6%
3i Group PLC	272,400	3,287,828
BAE Systems PLC ADR	104,290	3,468,685
BT Group PLC	2,015,100	6,431,816
Carnival PLC	50,385	3,242,953
Compass Group PLC	161,000	3,287,453
Howden Joinery Group PLC	479,441	3,103,365
Imperial Brands PLC	157,940	5,377,777
Legal & General Group PLC	1,713,252	6,207,542
Rio Tinto PLC	121,997	6,190,625
Royal Dutch Shell PLC, Class A ADR	101,840	6,498,410

		47,096,454

United States—3.0%
Broadcom Ltd.	13,300	3,134,145
TE Connectivity Ltd.	66,400	6,633,360

		9,767,505

Total Common Stock (cost—$285,494,667)		320,827,557

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $2,511,078; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $2,563,205 including accrued interest (cost—$2,511,000)	$2,511	2,511,000

Total Investments (cost—$288,005,667) (b)—100.3%		323,338,557

Liabilities in excess of other assets (d)—(0.3)%		(973,102)

Net Assets—100.0%		$322,365,455

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $10,389,602, representing 3.2% of net assets.
(b)	Securities with an aggregate value of $239,383,815, representing 74.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2018 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at March 31, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value March 31, 2018	Unrealized Depreciation
Purchased:
682,519,946 Japanese Yen settling 4/4/18	Northern Trust Company	$6,428,633	$6,414,764	$(13,869)
Sold:
132,890,267 Japanese Yen settling 4/3/18	Northern Trust Company	1,248,719	1,248,910	(191)

				$(14,060)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	16.8%
Insurance	10.1%
Oil, Gas & Consumable Fuels	7.3%
Auto Components	4.9%
Electronic Equipment, Instruments & Components	4.3%
Diversified Telecommunication Services	4.0%
Capital Markets	3.8%
Semiconductors & Semiconductor Equipment	3.6%
Household Durables	3.4%
Metals & Mining	3.4%
Beverages	3.1%
Road & Rail	2.6%
Chemicals	2.6%
IT Services	2.4%
Food Products	2.4%
Hotels, Restaurants & Leisure	2.0%
Containers & Packaging	1.9%
Technology Hardware, Storage & Peripherals	1.9%
Pharmaceuticals	1.7%
Tobacco	1.7%
Electric Utilities	1.2%
Construction & Engineering	1.2%
Household Products	1.1%
Aerospace & Defense	1.1%
Software	1.1%
Electrical Equipment	1.0%
Healthcare Equipment & Supplies	1.0%
Real Estate Management & Development	1.0%
Equity Real Estate Investment Trusts (REITs)	1.0%
Trading Companies & Distributors	1.0%
Paper & Forest Products	0.9%
Healthcare Providers & Services	0.9%
Specialty Retail	0.7%
Personal Products	0.7%
Transportation Infrastructure	0.6%
Automobiles	0.6%
Advertising	0.5%
Repurchase Agreements	0.8%
Liabilities in excess of other assets	(0.3)%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Aerospace & Defense—3.1%
Huntington Ingalls Industries, Inc.	15,600	$4,021,056
Lockheed Martin Corp.	10,800	3,649,644
United Technologies Corp.	30,500	3,837,510

		11,508,210

Air Freight & Logistics—0.8%
FedEx Corp.	12,500	3,001,375

Auto Components—1.7%
BorgWarner, Inc.	61,700	3,099,191
Lear Corp.	18,100	3,368,229

		6,467,420

Banks—15.7%
Bank of America Corp.	359,300	10,775,407
BB&T Corp.	77,900	4,053,916
Citigroup, Inc.	146,200	9,868,500
Citizens Financial Group, Inc.	174,400	7,321,312
JPMorgan Chase & Co.	129,600	14,252,112
Regions Financial Corp.	215,300	4,000,274
SunTrust Banks, Inc.	118,000	8,028,720

		58,300,241

Beverages—0.9%
PepsiCo, Inc.	31,000	3,383,650

Biotechnology—0.9%
AbbVie, Inc.	35,800	3,388,470

Capital Markets—4.8%
Goldman Sachs Group, Inc.	15,500	3,903,830
Invesco Ltd.	99,400	3,181,794
Morgan Stanley	130,400	7,036,384
State Street Corp.	35,100	3,500,523

		17,622,531

Chemicals—2.0%
Eastman Chemical Co.	69,600	7,348,368

Communications Equipment—2.2%
Cisco Systems, Inc.	189,400	8,123,366

Consumer Finance—3.2%
American Express Co.	90,300	8,423,184
Discover Financial Services	49,500	3,560,535

		11,983,719

Containers & Packaging—0.8%
Packaging Corp. of America	27,900	3,144,330

Diversified Telecommunication Services—1.8%
AT&T, Inc.	93,500	3,333,275
Verizon Communications, Inc.	73,300	3,505,206

		6,838,481

Electric Utilities—2.2%
Entergy Corp.	105,300	8,295,534

Electrical Equipment—1.0%
Eaton Corp. PLC	46,900	3,747,779

Electronic Equipment, Instruments & Components—1.0%
TE Connectivity Ltd.	36,400	3,636,360

	Shares	Value*

Energy Equipment & Services—1.8%
Halliburton Co.	67,300	$3,159,062
Schlumberger Ltd.	52,600	3,407,428

		6,566,490

Food & Staples Retailing—1.9%
Walmart, Inc.	78,300	6,966,351

Food Products—3.0%
Ingredion, Inc.	27,800	3,583,976
Mondelez International, Inc., Class A	87,600	3,655,548
Tyson Foods, Inc., Class A	51,100	3,740,009

		10,979,533

Healthcare Equipment & Supplies—2.4%
Abbott Laboratories	76,400	4,577,888
Medtronic PLC	54,100	4,339,902

		8,917,790

Healthcare Providers & Services—5.2%
Anthem, Inc.	31,000	6,810,700
Encompass Health Corp.	75,700	4,327,769
HCA Healthcare, Inc.	37,900	3,676,300
Quest Diagnostics, Inc.	43,400	4,353,020

		19,167,789

Hotels, Restaurants & Leisure—1.1%
Royal Caribbean Cruises Ltd.	34,100	4,014,934

Household Products—1.0%
Church & Dwight Co., Inc.	72,800	3,666,208

Industrial Conglomerates—1.9%
Honeywell International, Inc.	48,600	7,023,186

Insurance—4.6%
Allstate Corp.	32,400	3,071,520
CNA Financial Corp.	69,900	3,449,565
Prudential Financial, Inc.	32,500	3,365,375
Reinsurance Group of America, Inc.	24,900	3,834,600
Unum Group	72,200	3,437,442

		17,158,502

Machinery—1.7%
Ingersoll-Rand PLC	36,600	3,129,666
PACCAR, Inc.	48,900	3,235,713

		6,365,379

Media—1.2%
Time Warner, Inc.	45,200	4,275,016

Metals & Mining—0.9%
Steel Dynamics, Inc.	72,200	3,192,684

Multi-Utilities—2.0%
Public Service Enterprise Group, Inc.	148,400	7,455,616

Oil, Gas & Consumable Fuels—10.0%
Chevron Corp.	64,200	7,321,368
ConocoPhillips	127,300	7,547,617
Devon Energy Corp.	94,300	2,997,797
EOG Resources, Inc.	31,000	3,263,370
Marathon Oil Corp.	212,100	3,421,173
Statoil ASA ADR	343,100	8,114,315
Valero Energy Corp.	47,500	4,406,575

		37,072,215

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—4.9%
Bristol-Myers Squibb Co.	56,000	$3,542,000
Johnson & Johnson	57,400	7,355,810
Pfizer, Inc.	207,000	7,346,430

		18,244,240

Road & Rail—1.8%
Kansas City Southern	29,700	3,262,545
Union Pacific Corp.	25,100	3,374,193

		6,636,738

Semiconductors & Semiconductor Equipment—3.0%
Intel Corp.	147,500	7,681,800
Lam Research Corp.	17,600	3,575,616

		11,257,416

Software—2.1%
Microsoft Corp.	43,800	3,997,626
Oracle Corp.	86,400	3,952,800

		7,950,426

Specialty Retail—0.8%
Lowe’s Cos., Inc.	35,400	3,106,350

Technology Hardware, Storage & Peripherals—2.6%
Apple, Inc.	21,900	3,674,382
HP, Inc.	169,600	3,717,632
Xerox Corp.	76,400	2,198,792

		9,590,806

Textiles, Apparel & Luxury Goods—2.1%
V.F. Corp.	102,600	7,604,712

Total Common Stock (cost—$332,653,977)		364,002,215

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $1,511,047; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $524,237 and U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $1,019,286 including accrued interest (cost—$1,511,000)	$1,511	1,511,000

Total Investments (cost—$334,164,977)—98.5%		365,513,215

Other assets less liabilities—1.5%		5,487,866

Net Assets—100.0%		$371,001,081

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Aerospace & Defense—4.0%
Harris Corp.	70,430	$11,358,950
Huntington Ingalls Industries, Inc.	48,040	12,382,791
Orbital ATK, Inc.	81,800	10,847,498
Spirit AeroSystems Holdings, Inc., Class A	137,800	11,533,860

		46,123,099

Air Freight & Logistics—1.0%
FedEx Corp.	49,250	11,825,417

Airlines—1.0%
Southwest Airlines Co.	207,300	11,874,144

Auto Components—2.0%
Lear Corp.	62,000	11,537,580
Magna International, Inc.	212,900	11,996,915

		23,534,495

Automobiles—1.1%
Thor Industries, Inc.	105,920	12,198,806

Banks—8.1%
Bank of the Ozarks, Inc.	243,700	11,763,399
BB&T Corp.	223,400	11,625,736
BOK Financial Corp.	120,800	11,957,992
Comerica, Inc.	115,200	11,051,136
Fifth Third Bancorp	362,100	11,496,675
KeyCorp	600,900	11,747,595
Regions Financial Corp.	644,200	11,969,236
SunTrust Banks, Inc.	173,800	11,825,352

		93,437,121

Beverages—1.8%
Coca-Cola European Partners PLC	291,400	12,139,724
Molson Coors Brewing Co., Class B	117,300	8,836,209

		20,975,933

Building Products—1.0%
Owens Corning	144,100	11,585,640

Capital Markets—6.1%
Affiliated Managers Group, Inc.	62,600	11,867,708
Ameriprise Financial, Inc.	78,800	11,657,672
Bank of New York Mellon Corp.	225,100	11,599,403
Invesco Ltd.	369,400	11,824,494
Raymond James Financial, Inc.	131,500	11,757,415
State Street Corp.	115,300	11,498,869

		70,205,561

Chemicals—2.8%
Celanese Corp., Ser. A	117,000	11,724,570
Eastman Chemical Co.	119,200	12,585,136
PPG Industries, Inc.	75,200	8,392,320

		32,702,026

Commercial Services & Supplies—1.0%
KAR Auction Services, Inc.	223,100	12,092,020

	Shares	Value*

Construction & Engineering—2.1%
EMCOR Group, Inc.	151,000	$11,767,430
Jacobs Engineering Group, Inc.	202,500	11,977,875

		23,745,305

Consumer Finance—1.0%
Discover Financial Services	161,700	11,631,081

Containers & Packaging—3.0%
International Paper Co.	223,300	11,930,919
Packaging Corp. of America	103,000	11,608,100
Sonoco Products Co.	237,300	11,509,050

		35,048,069

Distributors—1.0%
Genuine Parts Co.	131,300	11,795,992

Electric Utilities—2.5%
American Electric Power Co., Inc.	113,420	7,779,478
Entergy Corp.	104,500	8,232,510
PPL Corp.	435,300	12,314,637

		28,326,625

Electrical Equipment—1.0%
Eaton Corp. PLC	143,700	11,483,067

Electronic Equipment, Instruments & Components—1.9%
Corning, Inc.	357,800	9,975,464
TE Connectivity Ltd.	116,100	11,598,390

		21,573,854

Energy Equipment & Services—0.5%
National Oilwell Varco, Inc.	144,300	5,311,683

Equity Real Estate Investment Trusts (REITs)—6.7%
American Tower Corp.	75,500	10,973,170
Digital Realty Trust, Inc.	94,800	9,990,024
Lamar Advertising Co., Class A	180,900	11,516,094
Mid-America Apartment Communities, Inc.	106,500	9,717,060
National Health Investors, Inc.	180,800	12,166,032
Prologis, Inc.	188,200	11,854,718
Weyerhaeuser Co.	304,300	10,650,500

		76,867,598

Food Products—3.6%
Archer-Daniels-Midland Co.	280,400	12,160,948
Hershey Co.	118,800	11,756,448
Ingredion, Inc.	93,400	12,041,128
JM Smucker Co.	43,400	5,382,034

		41,340,558

Gas Utilities—1.0%
UGI Corp.	266,000	11,815,720

Healthcare Equipment & Supplies—1.9%
Cooper Cos., Inc.	45,900	10,502,379
STERIS PLC	127,800	11,931,408

		22,433,787

Healthcare Providers & Services—5.0%
Anthem, Inc.	42,820	9,407,554
Cardinal Health, Inc.	97,000	6,079,960
Encompass Health Corp.	220,900	12,628,853

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Fresenius Medical Care AG & Co. KGaA ADR	210,300	$10,742,124
McKesson Corp.	45,300	6,381,411
Universal Health Services, Inc., Class B	103,300	12,231,753

		57,471,655

Household Durables—1.0%
DR Horton, Inc.	269,500	11,814,880

Household Products—0.9%
Church & Dwight Co., Inc.	215,800	10,867,688

Insurance—8.5%
Allstate Corp.	127,400	12,077,520
American Financial Group, Inc.	96,400	10,818,008
Aon PLC	66,100	9,275,813
Everest Re Group Ltd.	47,700	12,250,314
Hartford Financial Services Group, Inc.	156,600	8,068,032
Lincoln National Corp.	159,800	11,674,988
Principal Financial Group, Inc.	195,970	11,936,533
Prudential Financial, Inc.	103,100	10,676,005
Unum Group	241,800	11,512,098

		98,289,311

IT Services—4.7%
Amdocs Ltd.	165,100	11,015,472
Booz Allen Hamilton Holding Corp.	304,200	11,778,624
DXC Technology Co.	103,200	10,374,696
Fidelity National Information Services, Inc.	119,000	11,459,700
Genpact Ltd.	284,900	9,113,951

		53,742,443

Leisure Equipment & Products—0.9%
Brunswick Corp.	165,300	9,817,167

Machinery—4.3%
Crane Co.	93,400	8,661,916
Cummins, Inc.	73,900	11,978,451
Illinois Tool Works, Inc.	48,900	7,660,674
Ingersoll-Rand PLC	103,500	8,850,285
PACCAR, Inc.	179,800	11,897,366

		49,048,692

Metals & Mining—1.4%
Freeport-McMoRan, Inc. (a)	292,900	5,146,253
Nucor Corp.	172,000	10,507,480

		15,653,733

Multi-Utilities—0.9%
Public Service Enterprise Group, Inc.	198,670	9,981,181

Oil, Gas & Consumable Fuels—6.8%
Devon Energy Corp.	272,300	8,656,417
EQT Midstream Partners L.P.	188,600	11,133,058
Magellan Midstream Partners L.P.	197,300	11,512,455
Marathon Petroleum Corp.	172,800	12,633,408

	Shares	Value*

Spectra Energy Partners L.P.	353,400	$11,888,376
TransCanada Corp.	260,600	10,765,386
Valero Energy Corp.	128,300	11,902,391

		78,491,491

Professional Services—1.0%
ManpowerGroup, Inc.	102,200	11,763,220

Road & Rail—3.2%
Canadian Pacific Railway Ltd.	63,900	11,278,350
Kansas City Southern	107,200	11,775,920
Norfolk Southern Corp.	84,300	11,446,254
Schneider National, Inc., Class B	84,900	2,212,494

		36,713,018

Semiconductors & Semiconductor Equipment—3.4%
Applied Materials, Inc.	221,300	12,306,493
Lam Research Corp.	69,600	14,139,936
Skyworks Solutions, Inc.	123,100	12,342,006

		38,788,435

Total Common Stock (cost—$939,890,347)		1,130,370,515

	Principal Amount (000s)

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $29,352,913; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $29,944,025 including accrued interest (cost—$29,352,000)	$29,352	29,352,000

Total Investments (cost—$969,242,347)—100.6%		1,159,722,515

Liabilities in excess of other assets—(0.6)%		(6,537,317)

Net Assets—100.0%		$1,153,185,198

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Aerospace & Defense—1.1%
CAE, Inc.	1,339,300	$24,897,587

Airlines—0.9%
WestJet Airlines Ltd.	1,159,121	21,322,752

Auto Components—2.0%
Dana, Inc.	1,000,110	25,762,834
Tenneco, Inc.	407,000	22,332,090

		48,094,924

Automobiles—1.1%
Thor Industries, Inc.	220,550	25,400,743

Banks—17.9%
1st Source Corp.	70,300	3,558,586
Associated Banc-Corp	1,083,200	26,917,520
Berkshire Hills Bancorp, Inc.	722,874	27,433,068
City Holding Co.	51,300	3,517,128
Community Trust Bancorp, Inc.	78,600	3,552,720
East West Bancorp, Inc.	298,690	18,680,073
Enterprise Financial Services Corp.	75,300	3,531,570
Fidelity Southern Corp.	415,479	9,585,101
First Bancorp	99,400	3,543,610
First Horizon National Corp.	1,231,300	23,185,379
First Interstate Bancsystem, Inc., Class A	687,548	27,192,523
First Midwest Bancorp, Inc.	900,522	22,143,836
FNB Corp.	1,969,255	26,486,480
Great Western Bancorp, Inc.	677,195	27,270,643
Guaranty Bancorp	125,700	3,563,595
Heartland Financial USA, Inc.	435,370	23,096,379
Hilltop Holdings, Inc.	1,078,100	25,292,226
IBERIABANK Corp.	45,100	3,517,800
Old National Bancorp	1,311,820	22,169,758
Simmons First National Corp., Class A	990,800	28,188,260
South State Corp.	41,400	3,531,420
TCF Financial Corp.	1,074,640	24,512,538
Umpqua Holdings Corp.	1,024,640	21,937,542
United Community Banks, Inc.	950,730	30,090,604
WesBanco, Inc.	255,521	10,808,538

		423,306,897

Building Products—1.2%
Universal Forest Products, Inc.	885,492	28,734,215

Capital Markets—3.3%
AllianceBernstein Holding L.P.	533,012	14,311,372
BrightSphere Investment Group	814,344	12,834,062
Houlihan Lokey, Inc.	596,950	26,623,970
Stifel Financial Corp.	396,500	23,484,695

		77,254,099

	Shares	Value*

Chemicals—5.0%
Cabot Corp.	483,760	$26,955,107
Innophos Holdings, Inc.	511,852	20,581,569
Methanex Corp.	391,200	23,726,280
Orion Engineered Carbons S.A.	881,475	23,887,973
Rentech Nitrogen Partners L.P. (a)(b)(c)	555,768	56
Stepan Co.	291,958	24,285,066

		119,436,051

Commercial Services & Supplies—3.1%
Deluxe Corp.	374,650	27,727,846
Ennis, Inc.	808,501	15,927,470
Interface, Inc.	967,758	24,387,502
Knoll, Inc.	216,690	4,374,971

		72,417,789

Construction & Engineering—3.3%
Argan, Inc.	399,523	17,159,513
Comfort Systems USA, Inc.	584,970	24,130,012
EMCOR Group, Inc.	227,700	17,744,661
KBR, Inc.	1,205,610	19,518,826

		78,553,012

Containers & Packaging—2.3%
Graphic Packaging Holding Co.	1,755,520	26,947,232
Silgan Holdings, Inc.	863,106	24,037,502
Sonoco Products Co.	49,087	2,380,720

		53,365,454

Electrical Equipment—2.2%
EnerSys	355,051	24,629,888
Regal Beloit Corp.	380,720	27,925,812

		52,555,700

Electronic Equipment, Instruments & Components—4.6%
Belden, Inc.	354,790	24,459,223
Methode Electronics, Inc.	696,912	27,249,259
SYNNEX Corp.	250,171	29,620,246
Vishay Intertechnology, Inc.	1,503,000	27,955,800

		109,284,528

Equity Real Estate Investment Trusts (REITs)—6.0%
Cousins Properties, Inc.	2,680,730	23,268,736
CyrusOne, Inc.	523,444	26,805,567
InfraREIT, Inc.	1,227,920	23,858,486
Monmouth Real Estate Investment Corp.	1,917,398	28,837,666
National Health Investors, Inc.	388,800	26,162,352
Potlatch Corp.	257,500	13,402,875

		142,335,682

Food Products—1.3%
Ingredion, Inc.	159,160	20,518,907
Sanderson Farms, Inc.	85,900	10,223,818

		30,742,725

Gas Utilities—2.0%
AmeriGas Partners L.P.	547,721	21,892,408
National Fuel Gas Co.	513,990	26,444,786

		48,337,194

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Healthcare Equipment & Supplies—1.3%
Hill-Rom Holdings, Inc.	342,550	$29,801,850

Healthcare Providers & Services—1.3%
Encompass Health Corp.	531,809	30,403,520

Hotels, Restaurants & Leisure—1.0%
Ruth’s Hospitality Group, Inc.	1,003,405	24,533,252

Household Durables—1.1%
MDC Holdings, Inc.	902,944	25,210,196

Household Products—1.1%
Energizer Holdings, Inc.	447,220	26,645,368

Insurance—4.4%
American Financial Group, Inc.	185,470	20,813,443
CNO Financial Group, Inc.	1,378,960	29,882,063
First American Financial Corp.	443,420	26,019,886
Old Republic International Corp.	1,254,390	26,906,666

		103,622,058

IT Services—4.4%
Booz Allen Hamilton Holding Corp.	750,080	29,043,098
Convergys Corp.	1,190,846	26,936,936
CSRA, Inc.	568,800	23,451,624
Genpact Ltd.	739,740	23,664,283

		103,095,941

Leisure Equipment & Products—1.1%
Brunswick Corp.	457,400	27,164,986

Life Sciences Tools & Services—0.3%
Bruker Corp.	241,300	7,219,696

Machinery—5.5%
Barnes Group, Inc.	391,545	23,449,630
Crane Co.	274,740	25,479,388
Global Brass & Copper Holdings, Inc.	801,452	26,808,569
ITT, Inc.	578,795	28,349,379
Wabash National Corp.	1,194,620	24,860,042

		128,947,008

Media—1.0%
Meredith Corp.	455,992	24,532,370

Metals & Mining—1.5%
Steel Dynamics, Inc.	456,100	20,168,742
SunCoke Energy Partners L.P.	859,307	15,295,665

		35,464,407

Multi-Utilities—1.0%
Black Hills Corp.	435,960	23,672,628

Oil, Gas & Consumable Fuels—6.6%
Alliance Resource Partners L.P.	1,454,270	25,667,865
Boardwalk Pipeline Partners L.P.	2,116,639	21,483,886
CNX Midstream Partners L.P.	1,547,471	28,457,992
Delek Logistics Partners L.P.	506,964	14,372,429
Rice Midstream Partners L.P.	1,223,700	22,148,970
SandRidge Permian Trust	1,440,458	2,736,870
TC Pipelines L.P.	593,893	20,602,148
Valero Energy Partners L.P.	353,962	12,540,874
World Fuel Services Corp.	321,758	7,899,159

		155,910,193

	Shares	Value*

Paper & Forest Products—2.8%
Neenah Paper, Inc.	330,503	$25,911,435
Schweitzer-Mauduit International, Inc.	424,654	16,625,204
Western Forest Products, Inc.	11,230,978	22,577,897

		65,114,536

Professional Services—1.2%
Korn/Ferry International	558,462	28,811,055

Semiconductors & Semiconductor Equipment—2.4%
MKS Instruments, Inc.	252,960	29,254,824
Versum Materials, Inc.	762,136	28,679,178

		57,934,002

Specialty Retail—1.2%
DSW, Inc., Class A	1,271,800	28,564,628

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	150,510	15,668,091

Thrifts & Mortgage Finance—1.2%
Washington Federal, Inc.	810,880	28,056,448

Tobacco—0.8%
Universal Corp.	375,519	18,212,671

Total Common Stock (cost—$1,966,605,682)		2,344,624,256

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $32,807,021; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $33,466,557 including accrued interest (cost—$32,806,000)	$32,806	32,806,000

Total Investments (cost—$1,999,411,682)—100.6%		2,377,430,256

Liabilities in excess of other assets—(0.6)%		(13,716,238)

Net Assets—100.0%		$2,363,714,018

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $56, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—98.4%

Aerospace & Defense—0.9%
AAR Corp.	8,125	$358,394
BWX Technologies, Inc.	3,360	213,461
Curtiss-Wright Corp.	260	35,118
Kratos Defense & Security Solutions, Inc. (c)	19,013	195,644

		802,617

Air Freight & Logistics—0.8%
Air Transport Services Group, Inc. (c)	13,871	323,472
Echo Global Logistics, Inc. (c)	7,469	206,144
Forward Air Corp.	2,792	147,585

		677,201

Auto Components—1.0%
Dana, Inc.	26,135	673,237
Modine Manufacturing Co. (c)	9,224	195,088

		868,325

Banks—4.7%
Bancorp, Inc. (c)	68,765	742,662
Carolina Financial Corp.	1,047	41,126
Enterprise Financial Services Corp.	3,990	187,131
Equity Bancshares, Inc., Class A (c)	1,209	47,344
First Foundation, Inc. (c)	2,901	53,785
First Internet Bancorp	1,150	42,550
First Merchants Corp.	11,505	479,759
Franklin Financial Network, Inc. (c)	1,233	40,196
National Commerce Corp. (c)	725	31,574
Old Line Bancshares, Inc.	4,915	162,195
Pacific Premier Bancorp, Inc. (c)	8,289	333,218
Peapack Gladstone Financial Corp.	16,160	539,582
Preferred Bank	837	53,735
RBB Bancorp	2,425	63,947
Seacoast Banking Corp. of Florida (c)	2,420	64,057
Shore Bancshares, Inc.	5,565	104,956
Southern National Bancorp of Virginia, Inc.	2,550	40,392
TCF Financial Corp.	35,260	804,281
Texas Capital Bancshares, Inc. (c)	3,530	317,347

		4,149,837

Beverages—0.4%
Boston Beer Co., Inc., Class A (c)	575	108,704
Craft Brew Alliance, Inc. (c)	3,275	60,915
MGP Ingredients, Inc.	1,435	128,562
Primo Water Corp. (c)	7,095	83,082

		381,263

Biotechnology—5.4%
Abeona Therapeutics, Inc. (c)	1,292	18,540
Achaogen, Inc. (c)	1,213	15,708
Adamas Pharmaceuticals, Inc. (c)	645	15,416
Agenus, Inc. (c)	3,283	15,463
Akebia Therapeutics, Inc. (c)	1,501	14,305
Amicus Therapeutics, Inc. (c)	5,779	86,916
Arena Pharmaceuticals, Inc. (c)	2,584	102,068
Audentes Therapeutics, Inc. (c)	740	22,237
Avexis, Inc. (c)	653	80,698
BioCryst Pharmaceuticals, Inc. (c)	3,031	14,458

	Shares	Value*

BioSpecifics Technologies Corp. (c)	4,388	$194,564
Bluebird Bio, Inc. (c)	343	58,567
Blueprint Medicines Corp. (c)	783	71,801
Calithera Biosciences, Inc. (c)	1,021	6,432
Cara Therapeutics, Inc. (c)	1,274	15,772
Clovis Oncology, Inc. (c)	929	49,051
Concert Pharmaceuticals, Inc. (c)	1,497	34,281
Corbus Pharmaceuticals Holdings, Inc. (c)	1,763	10,754
CRISPR Therapeutics AG (c)	1,518	69,388
Cytokinetics, Inc. (c)	1,445	10,404
CytomX Therapeutics, Inc. (c)	1,061	30,185
Emergent Biosolutions, Inc. (c)	16,110	848,191
Esperion Therapeutics, Inc. (c)	302	21,844
Exelixis, Inc. (c)	6,035	133,675
FibroGen, Inc. (c)	1,916	88,519
Flexion Therapeutics, Inc. (c)	8,752	196,132
Genomic Health, Inc. (c)	17,610	551,017
Halozyme Therapeutics, Inc. (c)	2,354	46,115
Heron Therapeutics, Inc. (c)	1,301	35,908
ImmunoGen, Inc. (c)	39,415	414,646
Immunomedics, Inc. (c)	1,341	19,592
Inovio Pharmaceuticals, Inc. (c)	2,730	12,858
Iovance Biotherapeutics, Inc. (c)	2,401	40,577
La Jolla Pharmaceutical Co. (c)	1,043	31,061
Ligand Pharmaceuticals, Inc. (c)	425	70,193
MacroGenics, Inc. (c)	988	24,858
NewLink Genetics Corp. (c)	660	4,785
Novavax, Inc. (c)	153,195	321,710
Pieris Pharmaceuticals, Inc. (c)	2,111	14,397
Progenics Pharmaceuticals, Inc. (c)	3,094	23,081
PTC Therapeutics, Inc. (c)	3,565	96,469
REGENXBIO, Inc. (c)	557	16,626
Repligen Corp. (c)	11,860	429,095
Rigel Pharmaceuticals, Inc. (c)	6,120	21,665
Sage Therapeutics, Inc. (c)	640	103,085
Sangamo Therapeutics, Inc. (c)	5,910	112,290
Sarepta Therapeutics, Inc. (c)	791	58,605
Selecta Biosciences, Inc. (c)	646	6,583
Synergy Pharmaceuticals, Inc. (c)	7,106	13,004
TG Therapeutics, Inc. (c)	2,064	29,309
Vanda Pharmaceuticals, Inc. (c)	1,803	30,381

		4,753,279

Building Products—0.3%
Patrick Industries, Inc. (c)	3,783	233,979
PGT Innovations, Inc. (c)	2,622	48,900

		282,879

Capital Markets—1.5%
BrightSphere Investment Group	9,570	150,823
Carlyle Group L.P.	25,210	538,234
Main Street Capital Corp.	1,110	40,959
Stifel Financial Corp.	10,180	602,961

		1,332,977

Chemicals—0.7%
American Vanguard Corp.	10,114	204,303
Balchem Corp.	1,110	90,742
KMG Chemicals, Inc.	763	45,742
Koppers Holdings, Inc. (c)	1,174	48,251
Sensient Technologies Corp.	1,365	96,342
Tronox Ltd., Class A	8,320	153,421

		638,801

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Commercial Services & Supplies—2.7%
Casella Waste Systems, Inc., Class A (c)	3,450	$80,661
Herman Miller, Inc.	16,745	535,003
Hudson Technologies, Inc. (c)	4,572	22,586
Knoll, Inc.	27,050	546,139
MSA Safety, Inc.	7,450	620,138
Tetra Tech, Inc.	12,095	592,050

		2,396,577

Communications Equipment—1.0%
Ciena Corp. (c)	1,445	37,425
Extreme Networks, Inc. (c)	15,236	168,663
InterDigital, Inc.	1,450	106,720
Lumentum Holdings, Inc. (c)	2,380	151,844
Mitel Networks Corp. (c)	29,767	276,238
Plantronics, Inc.	600	36,222
Viavi Solutions, Inc. (c)	15,045	146,237

		923,349

Construction & Engineering—0.6%
Granite Construction, Inc.	4,457	248,968
NV5 Global, Inc. (c)	1,250	69,687
Sterling Construction Co., Inc. (c)	19,147	219,425

		538,080

Construction Materials—0.1%
U.S. Concrete, Inc. (c)	983	59,373

Containers & Packaging—1.3%
Greif, Inc., Class A	9,500	496,375
Owens-Illinois, Inc. (c)	28,780	623,375
Silgan Holdings, Inc.	2,035	56,675

		1,176,425

Diversified Consumer Services—0.9%
Bright Horizons Family Solutions, Inc. (c)	4,619	460,607
Carriage Services, Inc.	1,843	50,977
Chegg, Inc. (c)	10,039	207,406
Graham Holdings Co., Class B	75	45,169
Grand Canyon Education, Inc. (c)	545	57,181

		821,340

Diversified Financial Services—0.2%
Compass Diversified Holdings	12,735	208,854

Diversified Telecommunication Services—0.3%
ORBCOMM, Inc. (c)	27,118	254,096

Electric Utilities—1.6%
ALLETE, Inc.	2,660	192,185
Hawaiian Electric Industries, Inc.	9,545	328,157
IDACORP, Inc.	3,920	346,018
Otter Tail Corp.	1,875	81,281
PNM Resources, Inc.	3,735	142,864
Portland General Electric Co.	6,890	279,114

		1,369,619

Electrical Equipment—0.6%
Atkore International Group, Inc. (c)	26,630	528,605
Plug Power, Inc. (c)	14,129	26,704

		555,309

	Shares	Value*

Electronic Equipment, Instruments & Components—1.8%
II-VI, Inc. (c)	4,351	$177,956
Itron, Inc. (c)	2,093	149,754
Mesa Laboratories, Inc.	278	41,266
Novanta, Inc. (c)	9,345	487,342
Tech Data Corp. (c)	8,280	704,877

		1,561,195

Energy Equipment & Services—0.7%
Exterran Corp. (c)	5,610	149,787
Newpark Resources, Inc. (c)	2,440	19,764
Nine Energy Service, Inc. (c)	692	16,850
ProPetro Holding Corp. (c)	13,846	220,013
U.S. Silica Holdings, Inc.	5,695	145,336
USA Compression Partners L.P.	1,875	31,744

		583,494

Equity Real Estate Investment Trusts (REITs)—1.7%
Chatham Lodging Trust	21,470	411,151
Getty Realty Corp.	27,565	695,189
Gladstone Commercial Corp.	16,115	279,434
Winthrop Realty Trust (a)(b)(c)	12,960	76,982

		1,462,756

Food & Staples Retailing—0.3%
Performance Food Group Co. (c)	7,984	238,322
PriceSmart, Inc.	580	48,459

		286,781

Food Products—1.0%
Calavo Growers, Inc.	475	43,795
Flowers Foods, Inc.	7,295	159,469
J&J Snack Foods Corp.	1,810	247,174
John B Sanfilippo & Son, Inc.	760	43,981
Lancaster Colony Corp.	340	41,868
Pinnacle Foods, Inc.	3,535	191,243
Sanderson Farms, Inc.	350	41,657
Simply Good Foods Co. (c)	2,465	33,844
Tootsie Roll Industries, Inc.	3,706	109,140

		912,171

Gas Utilities—0.4%
New Jersey Resources Corp.	1,010	40,501
Spire, Inc.	2,010	145,323
Star Group L.P.	15,620	146,047

		331,871

Healthcare Equipment & Supplies—6.9%
Antares Pharma, Inc. (c)	9,635	21,197
Atrion Corp.	85	53,661
AxoGen, Inc. (c)	3,119	113,844
Cantel Medical Corp.	1,136	126,562
CryoLife, Inc. (c)	2,378	47,679
CryoPort, Inc. (c)	5,038	43,327
Cutera, Inc. (c)	1,814	91,154
Globus Medical, Inc., Class A (c)	785	39,109
Haemonetics Corp. (c)	5,190	379,700
Halyard Health, Inc. (c)	14,890	686,131
Heska Corp. (c)	342	27,042
Hill-Rom Holdings, Inc.	9,182	798,834
ICU Medical, Inc. (c)	165	41,646

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Inogen, Inc. (c)	1,722	$211,530
Insulet Corp. (c)	3,029	262,554
Integra LifeSciences Holdings Corp. (c)	1,110	61,427
LeMaitre Vascular, Inc.	6,680	242,016
LivaNova PLC (c)	5,065	448,252
Masimo Corp. (c)	9,125	802,544
Neogen Corp. (c)	585	39,189
Novocure Ltd. (c)	11,018	240,192
Orthofix International NV (c)	905	53,196
RTI Surgical, Inc. (c)	116,785	537,211
Surmodics, Inc. (c)	1,203	45,774
Tactile Systems Technology, Inc. (c)	8,887	282,607
Utah Medical Products, Inc.	2,810	277,768
West Pharmaceutical Services, Inc.	1,440	127,138

		6,101,284

Healthcare Providers & Services—1.1%
BioTelemetry, Inc. (c)	8,128	252,374
Chemed Corp.	635	173,266
Encompass Health Corp.	2,130	121,772
Molina Healthcare, Inc. (c)	605	49,114
Premier, Inc., Class A (c)	2,370	74,205
Providence Service Corp. (c)	785	54,275
RadNet, Inc. (c)	3,222	46,397
Tivity Health, Inc. (c)	875	34,694
U.S. Physical Therapy, Inc.	2,030	165,039

		971,136

Healthcare Technology—1.2%
Medidata Solutions, Inc. (c)	2,399	150,681
Tabula Rasa HealthCare, Inc. (c)	12,497	484,884
Teladoc, Inc. (c)	5,230	210,769
Vocera Communications, Inc. (c)	8,772	205,440

		1,051,774

Hotels, Restaurants & Leisure—6.0%
BBX Capital Corp.	39,210	361,124
Carrols Restaurant Group, Inc. (c)	4,237	47,454
Century Casinos, Inc. (c)	4,677	34,890
Choice Hotels International, Inc.	1,380	110,607
Churchill Downs, Inc.	2,940	717,507
Dave & Buster’s Entertainment, Inc. (c)	3,174	132,483
Eldorado Resorts, Inc. (c)	7,452	245,916
Extended Stay America, Inc. UNIT	40,800	806,616
Golden Entertainment, Inc. (c)	33,426	776,486
Hyatt Hotels Corp., Class A	11,575	882,710
International Speedway Corp., Class A	1,100	48,510
Jack in the Box, Inc.	380	32,425
Marriott Vacations Worldwide Corp.	5,735	763,902
Penn National Gaming, Inc. (c)	1,175	30,856
Planet Fitness, Inc., Class A (c)	1,000	37,770
Texas Roadhouse, Inc.	4,011	231,756
Tropicana Entertainment, Inc. (c)	880	47,951

		5,308,963

Household Durables—3.0%
Installed Building Products, Inc. (c)	2,334	140,157
Lennar Corp., Class B	10,785	514,337
LGI Homes, Inc. (c)	1,188	83,837

	Shares	Value*

M/I Homes, Inc. (c)	1,494	$47,584
Taylor Morrison Home Corp., Class A (c)	43,924	1,022,551
William Lyon Homes, Class A (c)	30,758	845,537

		2,654,003

Household Products—1.2%
Central Garden & Pet Co. (c)	15,710	675,530
Central Garden & Pet Co., Class A (c)	1,415	56,048
Energizer Holdings, Inc.	1,405	83,710
WD-40 Co.	1,780	234,426

		1,049,714

Independent Power Producers & Energy Traders—0.2%
Ormat Technologies, Inc.	2,618	147,603

Insurance—2.4%
American Equity Investment Life Holding Co.	19,035	558,867
Argo Group International Holdings Ltd.	1,397	80,188
CNO Financial Group, Inc.	1,510	32,722
Donegal Group, Inc., Class A	31,380	495,804
Horace Mann Educators Corp.	820	35,055
Kemper Corp.	4,350	247,950
Mercury General Corp.	740	33,944
Primerica, Inc.	515	49,749
ProAssurance Corp.	2,470	119,918
RLI Corp.	1,120	70,997
Safety Insurance Group, Inc.	895	68,781
Third Point Reinsurance Ltd. (c)	19,895	277,535

		2,071,510

Internet & Catalog Retail—0.2%
Gaia, Inc. (c)	6,884	106,702
Liberty Expedia Holdings, Inc., Class A (c)	1,140	44,779
Shutterfly, Inc. (c)	780	63,375

		214,856

Internet Software & Services—3.5%
2U, Inc. (c)	1,855	155,876
Amber Road, Inc. (c)	4,790	42,631
Box, Inc., Class A (c)	7,350	151,042
Carbonite, Inc. (c)	9,020	259,776
CommerceHub, Inc., Ser. C (c)	1,820	40,932
Five9, Inc. (c)	11,192	333,410
GrubHub, Inc. (c)	475	48,198
GTT Communications, Inc. (c)	6,083	344,906
Hortonworks, Inc. (c)	21,356	435,022
Instructure, Inc. (c)	5,797	244,343
LivePerson, Inc. (c)	16,599	271,394
LogMeIn, Inc.	300	34,665
New Relic, Inc. (c)	730	54,108
Nutanix, Inc., Class A (c)	2,083	102,296
Q2 Holdings, Inc. (c)	4,375	199,281
Quotient Technology, Inc. (c)	14,958	195,950
Yelp, Inc. (c)	3,153	131,638

		3,045,468

IT Services—4.1%
Acxiom Corp. (c)	1,255	28,501
Conduent, Inc. (c)	6,055	112,865

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

CoreLogic, Inc. (c)	1,425	$64,453
CSG Systems International, Inc.	1,870	84,692
DST Systems, Inc.	8,100	677,565
EPAM Systems, Inc. (c)	1,659	189,989
ExlService Holdings, Inc. (c)	3,555	198,262
First Data Corp., Class A (c)	30,355	485,680
Hackett Group, Inc.	2,564	41,178
Mantech International Corp., Class A	15,920	883,082
MAXIMUS, Inc.	1,325	88,431
Travelport Worldwide Ltd.	43,590	712,261

		3,566,959

Leisure Equipment & Products—1.3%
Callaway Golf Co.	17,771	290,734
Clarus Corp. (c)	30,415	205,301
MCBC Holdings, Inc. (c)	24,905	627,606
Vista Outdoor, Inc. (c)	1,735	28,315

		1,151,956

Life Sciences Tools & Services—3.4%
Bio-Rad Laboratories, Inc., Class A (c)	520	130,042
Charles River Laboratories International, Inc. (c)	7,600	811,224
Enzo Biochem, Inc. (c)	3,379	18,517
Luminex Corp.	2,520	53,096
Medpace Holdings, Inc. (c)	19,100	666,781
NeoGenomics, Inc. (c)	6,982	56,973
PRA Health Sciences, Inc. (c)	15,371	1,275,178

		3,011,811

Machinery—2.4%
Chart Industries, Inc. (c)	4,234	249,933
Columbus McKinnon Corp.	4,563	163,538
Commercial Vehicle Group, Inc. (c)	3,480	26,970
Energy Recovery, Inc. (c)	2,142	17,607
Global Brass & Copper Holdings, Inc.	1,072	35,858
John Bean Technologies Corp.	1,942	220,223
Kadant, Inc.	765	72,293
Kennametal, Inc.	3,182	127,789
Kornit Digital Ltd. (c)	2,743	35,385
Lydall, Inc. (c)	6,455	311,454
NN, Inc.	985	23,640
Park-Ohio Holdings Corp.	12,485	485,042
Spartan Motors, Inc.	14,781	254,233
Titan International, Inc.	4,143	52,243

		2,076,208

Marine—0.1%
Kirby Corp. (c)	595	45,785

Media—1.7%
Cable One, Inc.	90	61,840
Hemisphere Media Group, Inc. (c)	4,215	47,419
John Wiley & Sons, Inc., Class A	1,710	108,927
Liberty Broadband Corp., Class A (c)	1,575	133,560
Madison Square Garden Co., Class A (c)	990	243,342
New Media Investment Group, Inc.	2,495	42,764
New York Times Co., Class A	2,405	57,960
News Corp., Class B	12,440	200,284

	Shares	Value*

Nexstar Broadcasting Group, Inc., Class A	4,577	$304,370
Reading International, Inc., Class A (c)	2,840	47,286
Scholastic Corp.	5,415	210,319
World Wrestling Entertainment, Inc., Class A	985	35,470

		1,493,541

Metals & Mining—0.1%
Allegheny Technologies, Inc. (c)	5,529	130,927

Mortgage Real Estate Investment Trusts (REITs)—1.9%
Apollo Commercial Real Estate Finance, Inc.	18,550	333,529
ARMOUR Residential REIT, Inc.	3,230	75,194
Blackstone Mortgage Trust, Inc., Class A	12,915	405,789
Chimera Investment Corp.	10,625	184,981
CYS Investments, Inc.	11,445	76,910
Granite Point Mortgage Trust, Inc.	5,170	85,512
Invesco Mortgage Capital, Inc.	4,660	76,331
MFA Financial, Inc.	22,820	171,835
TPG RE Finance Trust, Inc.	1,930	38,388
Two Harbors Investment Corp.	11,695	179,752

		1,628,221

Multi-Utilities—0.2%
NorthWestern Corp.	3,385	182,113

Oil, Gas & Consumable Fuels—3.6%
Abraxas Petroleum Corp. (c)	9,548	21,197
Antero Midstream GP L.P.	1,955	31,260
Antero Midstream Partners L.P.	1,415	36,634
Arch Coal, Inc., Class A	605	55,587
Black Stone Minerals L.P.	4,510	74,640
Boardwalk Pipeline Partners L.P.	3,545	35,982
CNX Midstream Partners L.P.	1,780	32,734
Crestwood Equity Partners L.P.	1,445	36,992
Delek U.S. Holdings, Inc.	20,558	836,711
Dominion Energy Midstream Partners L.P.	1,690	25,942
Dorchester Minerals L.P.	4,265	68,666
Enviva Partners L.P.	1,240	33,976
Evolution Petroleum Corp.	5,114	41,168
Linn Energy, Inc. (c)	1,620	62,273
Noble Midstream Partners L.P.	705	32,874
Par Pacific Holdings, Inc. (c)	4,315	74,089
PBF Energy, Inc., Class A	19,645	665,965
PBF Logistics L.P.	3,295	60,793
Peabody Energy Corp.	1,405	51,282
Penn Virginia Corp. (c)	494	17,310
Plains GP Holdings L.P., Class A (c)	1,970	42,848
Ring Energy, Inc. (c)	3,502	50,254
Ship Finance International Ltd.	6,485	92,735
Sunoco L.P.	11,090	282,906
Valero Energy Partners L.P.	845	29,938
Viper Energy Partners L.P.	2,290	58,189
WildHorse Resource Development Corp. (c)	15,376	293,528

		3,146,473

Paper & Forest Products—0.2%
Louisiana-Pacific Corp.	5,807	167,067

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Personal Products—0.8%
Edgewell Personal Care Co. (c)	1,910	$93,246
Inter Parfums, Inc.	985	46,443
Medifast, Inc.	1,896	177,181
Nu Skin Enterprises, Inc., Class A	1,935	142,629
USANA Health Sciences, Inc. (c)	2,440	209,596

		669,095

Pharmaceuticals—3.4%
Amphastar Pharmaceuticals, Inc. (c)	1,520	28,500
ANI Pharmaceuticals, Inc. (c)	4,106	239,051
Assembly Biosciences, Inc. (c)	582	28,600
Catalent, Inc. (c)	26,734	1,097,698
Cymabay Therapeutics, Inc. (c)	1,684	21,875
Intersect ENT, Inc. (c)	1,727	67,871
Nektar Therapeutics (c)	2,752	292,428
Omeros Corp. (c)	1,211	13,527
Paratek Pharmaceuticals, Inc. (c)	816	10,608
Phibro Animal Health Corp., Class A	18,060	716,982
Revance Therapeutics, Inc. (c)	2,991	92,123
Supernus Pharmaceuticals, Inc. (c)	6,328	289,822
WaVe Life Sciences Ltd. (c)	1,924	77,152

		2,976,237

Professional Services—3.5%
Barrett Business Services, Inc.	7,720	639,834
CRA International, Inc.	834	43,610
GP Strategies Corp. (c)	1,182	26,772
Heidrick & Struggles International, Inc.	23,955	748,594
Kelly Services, Inc., Class A	21,950	637,428
Kforce, Inc.	1,653	44,714
Korn/Ferry International	18,645	961,895

		3,102,847

Road & Rail—1.2%
Daseke, Inc. (c)	16,270	159,283
Knight-Swift Transportation Holdings, Inc.	15,295	703,723
Universal Logistics Holdings, Inc.	7,650	161,798

		1,024,804

Semiconductors & Semiconductor Equipment—1.4%
Axcelis Technologies, Inc. (c)	1,691	41,599
AXT, Inc. (c)	5,905	42,811
Brooks Automation, Inc.	4,677	126,653
CEVA, Inc. (c)	1,298	46,988
Entegris, Inc.	5,107	177,723
FormFactor, Inc. (c)	11,691	159,582
Ichor Holdings Ltd. (c)	1,800	43,578
Integrated Device Technology, Inc. (c)	9,430	288,181
MKS Instruments, Inc.	2,660	307,629
PDF Solutions, Inc. (c)	2,361	27,529

		1,262,273

Software—4.2%
A10 Networks, Inc. (c)	49,740	289,487
Aspen Technology, Inc. (c)	4,915	387,744
Asure Software, Inc. (c)	3,342	40,906
Bottomline Technologies, Inc. (c)	945	36,619
Datawatch Corp. (c)	3,126	27,040

	Shares	Value*

Everbridge, Inc. (c)	4,098	$149,987
Fair Isaac Corp. (c)	1,988	336,708
Model N, Inc. (c)	29,904	539,767
Progress Software Corp.	19,365	744,584
PROS Holdings, Inc. (c)	1,459	48,162
Rapid7, Inc. (c)	7,264	185,740
RealPage, Inc. (c)	4,212	216,918
Upland Software, Inc. (c)	1,962	56,486
Varonis Systems, Inc. (c)	3,822	231,231
Verint Systems, Inc. (c)	1,060	45,156
Workiva, Inc. (c)	1,305	30,929
Zendesk, Inc. (c)	2,491	119,244
Zynga, Inc., Class A (c)	57,814	211,599

		3,698,307

Specialty Retail—1.0%
American Eagle Outfitters, Inc.	30,170	601,288
Camping World Holdings, Inc., Class A	7,355	237,199
Five Below, Inc. (c)	530	38,870

		877,357

Technology Hardware, Storage & Peripherals—0.5%
USA Technologies, Inc. (c)	47,434	426,906

Textiles, Apparel & Luxury Goods—2.0%
Columbia Sportswear Co.	9,290	710,035
Deckers Outdoor Corp. (c)	1,000	90,030
G-III Apparel Group Ltd. (c)	4,047	152,491
Movado Group, Inc.	18,785	721,344
Skechers U.S.A., Inc., Class A (c)	1,760	68,446

		1,742,346

Thrifts & Mortgage Finance—2.2%
America First Multifamily Investors L.P.	16,495	101,857
Capitol Federal Financial, Inc.	7,020	86,697
Essent Group Ltd. (c)	15,460	657,978
First Defiance Financial Corp.	956	54,798
Flagstar Bancorp, Inc. (c)	1,690	59,826
Kearny Financial Corp.	9,610	124,930
Meridian Bancorp, Inc.	2,988	60,208
Northwest Bancshares, Inc.	2,775	45,954
Oritani Financial Corp.	5,010	76,904
PCSB Financial Corp. (c)	4,285	89,899
Territorial Bancorp, Inc.	2,975	88,238
United Financial Bancorp, Inc.	31,885	516,537

		1,963,826

Tobacco—0.6%
Turning Point Brands, Inc.	1,690	32,854
Universal Corp.	1,740	84,390
Vector Group Ltd.	19,201	391,508

		508,752

Trading Companies & Distributors—1.5%
Air Lease Corp.	6,938	295,698
H&E Equipment Services, Inc.	13,880	534,241
Rush Enterprises, Inc., Class B (c)	6,405	258,634
Titan Machinery, Inc. (c)	8,374	197,291

		1,285,864

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Wireless Telecommunication Services—0.5%
Boingo Wireless, Inc. (c)	18,659	$462,183

Total Common Stock (cost—$75,469,973)		86,546,638

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $1,224,038; collateralized by U.S. Treasury Notes, 0.125%, due 7/15/24, valued at $1,251,646 including accrued interest (cost—$1,224,000)	$1,224	1,224,000

Total Investments (cost—$76,693,973)—99.8%		87,770,638

Other assets less liabilities—0.2%		145,567

Net Assets—100.0%		$87,916,205

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $76,982, representing 0.1% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Technology Fund

March 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—93.9%

Automobiles—0.0%
Tesla, Inc. (d)	31	$8,250

Chemicals—0.0%
Monsanto Co.	100	11,669

Communications Equipment—8.5%
Arista Networks, Inc. (d)	234,410	59,844,873
Cisco Systems, Inc. (c)	617,850	26,499,586
Juniper Networks, Inc.	100	2,433
Lumentum Holdings, Inc. (d)	100	6,380
Motorola Solutions, Inc.	100	10,530
Nokia Oyj ADR	100	547
Palo Alto Networks, Inc. (d)	220,675	40,056,926

		126,421,275

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR	100	8,765

Diversified Telecommunication Services—0.0%
AT&T, Inc.	100	3,565
Verizon Communications, Inc.	100	4,782

		8,347

Electrical Equipment—0.0%
Nidec Corp.	100	15,391

Electronic Equipment, Instruments & Components—1.0%
CDW Corp.	100	7,031
Cognex Corp.	81,345	4,229,126
Corning, Inc.	100	2,788
Dolby Laboratories, Inc., Class A	28,145	1,788,896
Flex Ltd. (d)	100	1,633
IPG Photonics Corp. (d)	37,770	8,814,763
LG Display Co., Ltd.	1,000	24,356
Murata Manufacturing Co., Ltd.	100	13,803
Samsung Electro-Mechanics Co., Ltd.	170	17,301
Samsung SDI Co., Ltd.	2,825	512,177
Tech Data Corp. (d)	100	8,513
Universal Display Corp.	100	10,100

		15,430,487

Equity Real Estate Investment Trusts (REITs)—0.0%
CyrusOne, Inc.	100	5,121

Healthcare Equipment & Supplies—0.0%
Hoya Corp.	100	5,051

Healthcare Technology—0.0%
Veeva Systems, Inc., Class A (d)	100	7,302

Household Durables—0.0%
Garmin Ltd.	100	5,893

Internet & Catalog Retail—11.3%
Amazon.com, Inc. (d)	75,070	108,651,814
Ctrip.com International Ltd. ADR (d)	100	4,662
Expedia Group, Inc.	100	11,041
JD.com, Inc. ADR (d)	2,835	114,789
Netflix, Inc. (d)	197,375	58,294,706
Rakuten, Inc.	1,000	8,264
TripAdvisor, Inc. (d)	100	4,089
Vipshop Holdings Ltd. ADR (d)	100	1,662

		167,091,027

	Shares	Value*

Internet Software & Services—11.7%
58.com, Inc. ADR (d)	100	$7,986
Akamai Technologies, Inc. (d)	100	7,098
Alibaba Group Holding Ltd. ADR (d)	107,700	19,767,258
Alphabet, Inc., Class A (c)(d)	32,335	33,535,922
Alphabet, Inc., Class C (d)	26,290	27,125,759
Baidu, Inc. ADR (d)	100	22,319
Cornerstone OnDemand, Inc. (d)	100	3,911
Dropbox, Inc., Class A (d)	14,215	444,219
eBay, Inc. (c)(d)	100	4,024
Facebook, Inc., Class A (c)(d)	142,434	22,759,529
GoDaddy, Inc., Class A (d)	100	6,142
GrubHub, Inc. (d)	100	10,147
MongoDB, Inc. (d)	171,725	7,452,865
MuleSoft, Inc., Class A (d)	225,897	9,934,950
NAVER Corp.	100	74,422
NetEase, Inc. ADR	29,520	8,277,113
Okta, Inc. (d)	450,825	17,965,376
SINA Corp. (d)	100	10,427
Tencent Holdings Ltd.	303,100	16,270,268
Twitter, Inc. (d)	100	2,901
Weibo Corp. ADR (d)	20	2,391
Yandex NV, Class A (d)	231,180	9,120,051
Yelp, Inc. (d)	100	4,175
Zillow Group, Inc., Class A (d)	100	5,400
Zillow Group, Inc., Class C (d)	200	10,760

		172,825,413

IT Services—12.8%
Accenture PLC, Class A	100	15,350
Alliance Data Systems Corp.	100	21,286
Amadeus IT Group S.A.	100	7,400
Automatic Data Processing, Inc.	100	11,348
Cognizant Technology Solutions Corp., Class A	139,860	11,258,730
CSRA, Inc.	100	4,123
DXC Technology Co.	448,535	45,091,224
Fidelity National Information Services, Inc.	100	9,630
First Data Corp., Class A (d)	100	1,600
Fiserv, Inc. (d)	200	14,262
Global Payments, Inc.	113,090	12,611,797
Mastercard, Inc., Class A	38,270	6,703,373
Paychex, Inc.	100	6,159
PayPal Holdings, Inc. (d)	267,700	20,310,399
Sabre Corp.	100	2,145
Square, Inc. Class A (c)(d)	1,533,180	75,432,456
Tata Consultancy Services Ltd.	1,000	43,823
Total System Services, Inc.	156,025	13,458,716
Visa, Inc., Class A (c)	37,540	4,490,535
Worldpay, Inc., Class A (d)	100	8,224

		189,502,580

Media—0.0%
Comcast Corp., Class A	200	6,834
Criteo S.A. ADR (d)	100	2,584

		9,418

Professional Services—0.0%
Nielsen Holdings PLC	100	3,179
Verisk Analytics, Inc., Class A (d)	100	10,400

		13,579

Schedule of Investments

AllianzGI Technology Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—15.7%
ams AG	100	$10,501
Analog Devices, Inc.	100	9,113
Applied Materials, Inc.	83,780	4,659,006
Broadcom Ltd.	7,776	1,832,414
Cree, Inc. (d)	381,280	15,369,397
Cypress Semiconductor Corp.	100	1,696
Infineon Technologies AG	349,330	9,394,609
Intel Corp.	100	5,208
KLA-Tencor Corp.	100	10,901
Lam Research Corp.	146,440	29,750,750
Marvell Technology Group Ltd.	608,810	12,785,010
Maxim Integrated Products, Inc.	100	6,022
MediaTek, Inc.	1,000	11,506
Microchip Technology, Inc.	429,617	39,249,809
Micron Technology, Inc. (c)(d)	1,216,030	63,403,804
NVIDIA Corp.	99,650	23,077,944
ON Semiconductor Corp. (d)	363,925	8,901,606
Qorvo, Inc. (d)	100	7,045
QUALCOMM, Inc.	100	5,541
SK Hynix, Inc.	163,000	12,487,749
Skyworks Solutions, Inc.	100	10,026
SunPower Corp. (d)	100	798
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100	4,376
Teradyne, Inc.	270,190	12,350,385
Texas Instruments, Inc.	100	10,389
Tokyo Electron Ltd.	800	147,993

		233,503,598

Software—29.9%
Activision Blizzard, Inc.	10	675
Adobe Systems, Inc. (d)	14,850	3,208,788
Alfa Financial Software Holdings PLC (a)(d)	100	481
Aspen Technology, Inc. (d)	100	7,889
Atlassian Corp. PLC, Class A (d)	23,550	1,269,816
Autodesk, Inc. (d)	54,975	6,903,761
CyberArk Software Ltd. (d)	100	5,102
Dell Technologies, Inc., Class V (d)	100	7,321
Electronic Arts, Inc. (d)	100	12,124
FireEye, Inc. (d)	10	169
Fortinet, Inc. (d)	100	5,358
HubSpot, Inc. (d)	32,890	3,561,987
Imperva, Inc. (d)	100	4,330
Intuit, Inc.	100	17,335
Micro Focus International PLC	100	1,396
Micro Focus International PLC ADR	13	183
Microsoft Corp. (c)	1,072,126	97,852,940
Nintendo Co., Ltd.	27,000	11,995,374
Oracle Corp.	100	4,575
Paycom Software, Inc. (d)	445,184	47,808,310
Proofpoint, Inc. (d)	360,790	41,003,784
Red Hat, Inc. (d)	98,435	14,717,017
RingCentral, Inc., Class A (d)	292,010	18,542,635
Salesforce.com, Inc. (d)	311,740	36,255,362
SAP SE ADR	100	10,516
ServiceNow, Inc. (d)	448,330	74,176,198
Sophos Group PLC (a)	1,379,570	8,403,536

	Shares	Value*

Splunk, Inc. (d)	79,965	$7,867,756
Symantec Corp.	100	2,585
Tableau Software, Inc., Class A (d)	81,070	6,552,077
Take-Two Interactive Software, Inc. (d)	114,450	11,190,921
Temenos Group AG (d)	20,720	2,484,520
VMware, Inc., Class A (d)	100	12,127
Workday, Inc., Class A (d)	392,010	49,828,391
Zendesk, Inc. (d)	100	4,787

		443,720,126

Technology Hardware, Storage & Peripherals—3.0%
Apple, Inc. (c)	46,355	7,777,442
Catcher Technology Co., Ltd.	1,000	12,570
Diebold Nixdorf, Inc.	100	1,540
FUJIFILM Holdings Corp.	100	3,993
Hewlett Packard Enterprise Co.	100	1,754
HP, Inc.	100	2,192
Lenovo Group Ltd.	1,000	514
NEC Corp.	1,600	44,975
NetApp, Inc. (c)	525,345	32,408,533
Pure Storage, Inc., Class A (d)	214,775	4,284,761
Samsung Electronics Co., Ltd.	100	233,648
Western Digital Corp.	100	9,227

		44,781,149

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (d)	100	6,104

Total Common Stock (cost-$856,968,619)		1,393,380,545

EXCHANGE—TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	1,940
iShares MSCI Emerging Markets Index	100	4,828

Total Exchange—Traded Funds (cost—$5,748)		6,768

	Principal Amount (000s)

Repurchase Agreements—6.3%
State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $93,468,908; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $95,338,217 including accrued interest (cost—$93,466,000)	$93,466	93,466,000

Total Options Purchased—1.6% (cost—$19,561,853) (d)(e)(f)		23,176,550

Total Investments, before options written and securities sold short (cost—$970,002,220)—101.8%		1,510,029,863

Schedule of Investments

AllianzGI Technology Fund

March 31, 2018 (unaudited) (continued)

	Shares	Value*

SECURITIES SOLD SHORT—(0.0)%

Common Stock—(0.0)%

Electronic Equipment, Instruments & Components—(0.0)%
AU Optronics Corp. ADR	4,135	$(18,897)
Fitbit, Inc., Class A (d)	100	(510)
LG Display Co., Ltd. ADR	1,280	(15,488)

		(34,895)

IT Services—(0.0)%
International Business Machines Corp.	1	(154)

Software—(0.0)%
LINE Corp. ADR (d)	430	(16,774)

Total Securities Sold Short (proceeds received—$49,118)		(51,823)

Total Options Written—(1.2)% (premiums received—$19,274,955) (d)(e)(f)		(17,729,009)

Total Investments, net of options written and securities sold short (cost—$950,678,147) (b)—100.6%		1,492,249,031

Other liabilities in excess of other assets—(0.6)%		(8,619,502)

Net Assets—100.0%		$1,483,629,529

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $8,404,017, representing 0.6% of net assets.
(b)	Securities (net of securities sold short) with an aggregate value of $62,227,561, representing 4.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.

Schedule of Investments

AllianzGI Technology Fund

March 31, 2018 (unaudited) (continued)

(f)	Exchange traded option contracts outstanding at March 31, 2018:

Options purchased contracts outstanding at March 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
Apple, Inc.	170.00 USD	1/18/19	3,000	$300,000	$4,605,000	$3,818,969	$786,031
Broadcom Ltd.	280.00 USD	1/17/20	1,100	$110,000	2,684,000	3,480,941	(796,941)
Cognizant Technology Solutions Corp.	80.00 USD	1/18/19	1,536	$153,600	1,244,160	933,952	310,208
Facebook, Inc.	180.00 USD	12/20/19	2,382	$238,200	5,234,445	5,735,936	(501,491)
NetApp, Inc.	50.00 USD	1/18/19	4,800	$480,000	6,960,000	1,404,931	5,555,069
Oracle Corp.	49.00 USD	9/21/18	3,594	$359,400	655,905	625,492	30,413
Tesla, Inc.	350.00 USD	1/18/19	964	$96,400	1,793,040	3,561,632	(1,768,592)

Total options purchased contracts					$23,176,550	$19,561,853	$3,614,697

Options written contracts outstanding at March 31, 2018:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Square, Inc.	60.00 USD	6/15/18	6,090	$(609,000)	$(1,017,030)	$(1,988,899)	$971,869
Put options:
Apple, Inc.	145.00 USD	1/18/19	4,008	$(400,800)	$(2,655,300)	$(4,497,212)	$1,841,912
Broadcom Ltd.	230.00 USD	1/17/20	1,100	$(110,000)	(4,207,500)	(3,403,055)	(804,445)
Cognizant Technology Solutions Corp.	70.00 USD	1/18/19	1,536	$(153,600)	(491,520)	(640,433)	148,913
Facebook, Inc.	150.00 USD	12/20/19	2,382	$(238,200)	(4,507,935)	(3,920,253)	(587,682)
NetApp, Inc.	40.00 USD	1/18/19	4,800	$(480,000)	(441,600)	(1,460,259)	1,018,659
Oracle Corp.	42.00 USD	9/21/18	3,594	$(359,400)	(578,634)	(582,078)	3,444
Tesla, Inc.	250.00 USD	1/18/19	964	$(96,400)	(3,829,490)	(2,782,766)	(1,046,724)

Total put options					$(16,711,979)	$(17,286,056)	$574,077

Total options written contracts					$(17,729,009)	$(19,274,955)	$1,545,946

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Notes to Schedules of Investments

March 31, 2018 (unaudited)

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment adviser, Allianz Global Investors U.S. LLC (the “Investment Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2018 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/18
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$19,470,619	—	—	$19,470,619
China	6,332,130	$108,342,503	—	114,674,633
Hong Kong	5,798,898	16,645,562	—	22,444,460
India	6,357,104	17,969,590	—	24,326,694
Peru	12,236,548	—	—	12,236,548
Russian Federation	20,989,566	—	$8,523,861	29,513,427
South Africa	3,228,141	13,499,089	—	16,727,230
Thailand	—	—	24,681,279	24,681,279
United States	13,690,481	—	—	13,690,481
All Other	—	114,756,593	—	114,756,593
Preferred Stock	—	—	2,372,912	2,372,912
Repurchase Agreements	—	4,216,000	—	4,216,000

Totals	$88,103,487	$275,429,337	$35,578,052	$399,110,876

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$1,010,412,393	—	—	$1,010,412,393
Repurchase Agreements	—	$18,027,000	—	18,027,000

Totals	$1,010,412,393	$18,027,000	—	$1,028,439,393

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/18
AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	—	$853,452	—	$853,452
Denmark	—	109,403	—	109,403
France	—	1,260,745	—	1,260,745
Germany	—	618,328	—	618,328
Japan	—	309,520	—	309,520
Korea (Republic of)	—	74,831	—	74,831
Spain	—	109,055	—	109,055
United Kingdom	—	3,173,351	—	3,173,351
All Other	$14,748,586	—	—	14,748,586
Exchange-Traded Funds	436,830	—	—	436,830
Repurchase Agreements	—	323,000	—	323,000

	15,185,416	6,831,685	—	22,017,101

Investments in Securities—Liabilities
Options Written:
Market Price	(31,537)	—	—	(31,537)

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	99	—	99

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(6)	—	(6)

Totals	$15,153,879	$6,831,778	—	$21,985,657

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$2,942,208	—	$2,942,208
Austria	—	3,578,288	—	3,578,288
China	—	1,958,336	—	1,958,336
Denmark	—	2,990,034	—	2,990,034
Finland	—	2,393,882	—	2,393,882
France	—	3,737,088	—	3,737,088
Germany	—	7,480,930	—	7,480,930
Hong Kong	—	2,048,970	—	2,048,970
Indonesia	—	422,558	—	422,558
Italy	—	2,836,924	—	2,836,924
Japan	—	26,852,609	—	26,852,609
Korea (Republic of)	—	184,837	—	184,837
Netherlands	—	2,497,993	—	2,497,993
Philippines	—	229,904	—	229,904
Spain	—	2,312,181	—	2,312,181
Sweden	—	3,999,927	—	3,999,927
Switzerland	—	5,531,863	—	5,531,863
Taiwan	—	2,068,225	—	2,068,225
United Kingdom	$1,224,793	9,502,778	—	10,727,571
All Other	102,123,432	—	—	102,123,432
Preferred Stock	—	1,245,414	—	1,245,414
Repurchase Agreements	—	6,360,000	—	6,360,000

	103,348,225	91,174,949	—	194,523,174

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	80	—	80

Totals	$103,348,225	$91,175,029	—	$194,523,254

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/18
AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Biotechnology	$44,802,979	$1,000,526	—	$45,803,505
Pharmaceuticals	43,929,612	3,331,309	$382,848	47,643,769
All Other	55,225,527	—	—	55,225,527
Warrants	—	—	70,746	70,746
Repurchase Agreements	—	1,963,000	—	1,963,000

Totals	$143,958,118	$6,294,835	$453,594	$150,706,547

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	—	—	$1,365,373	$1,365,373
Aerospace & Defense	$31,008,159	—	340,323	31,348,482
Apparel & Textiles	—	—	54,079	54,079
Media	38,951,325	—	2,312,748	41,264,073
Oil, Gas & Consumable Fuels	27,984,951	—	331,612	28,316,563
Semiconductors	—	—	10,552	10,552
All Other	1,090,052,797	—	—	1,090,052,797
Corporate Bonds & Notes:
Internet	—	$27,271,092	993,836	28,264,928
All Other	—	1,080,186,614	—	1,080,186,614
Convertible Bonds & Notes:
Energy-Alternate Sources	—	14,312,559	571,499	14,884,058
All Other	—	897,366,887	—	897,366,887
Convertible Preferred Stock:
Computers	—	10,924,900	—	10,924,900
Diversified Financial Services	—	9,497,333	—	9,497,333
Food & Beverage	—	9,346,290	—	9,346,290
Healthcare-Products	—	16,959,856	—	16,959,856
Pharmaceuticals	—	4,296,988	—	4,296,988
All Other	110,474,528	—	—	110,474,528
Preferred Stock	—	—	19,002,080	19,002,080
Equity-Linked Securities	—	—	174,454	174,454
Warrants	—	—	59	59
Repurchase Agreements	—	79,470,000	—	79,470,000

	1,298,471,760	2,149,632,519	25,156,615	3,473,260,894

Investments in Securities—Liabilities
Options Written:
Market Price	(529,685)	—	—	(529,685)

Totals	$1,297,942,075	$2,149,632,519	$25,156,615	$3,472,731,209

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$309,731,747	—	—	$309,731,747
Repurchase Agreements	—	$479,000	—	479,000

Totals	$309,731,747	$479,000	—	$310,210,747

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/18
AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$2,078,213,083	—	—	$2,078,213,083

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Brazil	$6,097,282	—	—	$6,097,282
Canada	30,472,620	—	—	30,472,620
India	1,630,851	—	—	1,630,851
Korea (Republic of)	4,846,121	$8,250,236	—	13,096,357
Mexico	1,876,333	—	—	1,876,333
Netherlands	1,892,614	12,262,934	—	14,155,548
Russian Federation	6,580,745	—	—	6,580,745
Taiwan	8,312,576	—	—	8,312,576
United Kingdom	9,967,095	37,129,359	—	47,096,454
United States	9,767,505	—	—	9,767,505
All Other	—	181,741,286	—	181,741,286
Repurchase Agreements	—	2,511,000	—	2,511,000

	81,443,742	241,894,815	—	323,338,557

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(14,060)	—	(14,060)

Totals	$81,443,742	$241,880,755	—	$323,324,497

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$364,002,215	—	—	$364,002,215
Repurchase Agreements	—	$1,511,000	—	1,511,000

Totals	$364,002,215	$1,511,000	—	$365,513,215

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$1,130,370,515	—	—	$1,130,370,515
Repurchase Agreements	—	$29,352,000	—	29,352,000

Totals	$1,130,370,515	$29,352,000	—	$1,159,722,515

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$119,435,995	—	$56	$119,436,051
All Other	2,225,188,205	—	—	2,225,188,205
Repurchase Agreements	—	$32,806,000	—	32,806,000

Totals	$2,344,624,200	$32,806,000	$56	$2,377,430,256

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/18
AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$1,385,774	—	$76,982	$1,462,756
All Other	85,083,882	—	—	85,083,882
Repurchase Agreements	—	$1,224,000	—	1,224,000

Totals	$86,469,656	$1,224,000	$76,982	$87,770,638

AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	—	$15,391	—	$15,391
Electronic Equipment, Instruments & Components	$14,862,850	567,637	—	15,430,487
Healthcare Equipment & Supplies	—	5,051	—	5,051
Internet & Catalog Retail	167,082,763	8,264	—	167,091,027
Internet Software & Services	156,480,723	16,344,690	—	172,825,413
Media	2,584	—	—	2,584
IT Services	189,451,357	51,223	—	189,502,580
Semiconductors & Semiconductor Equipment	211,451,240	22,052,358	—	233,503,598
Software	420,834,819	22,885,307	—	443,720,126
Technology Hardware, Storage & Peripherals	44,485,449	295,700	—	44,781,149
All Other	126,503,139	—	—	126,503,139
Exchange-Traded Funds	4,828	1,940	—	6,768
Repurchase Agreements	—	93,466,000	—	93,466,000
Options Purchased:
Market Price	23,176,550	—	—	23,176,550

	1,354,336,302	155,693,561	—	1,510,029,863

Investments in Securities—Liabilities
Securities Sold Short, at value	(51,823)	—	—	(51,823)
Options Written:
Market Price	(17,729,009)	—	—	(17,729,009)

	(17,780,832)	—	—	(17,780,832)

Totals	$1,336,555,470	$155,693,561	—	$1,492,249,031

At March 31, 2018, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1(b)
AllianzGI Emerging Markets Opportunities	$2,810,852	$2,396,427
AllianzGI Global Natural Resources	775,059	—
AllianzGI Global Small-Cap	7,453,713	—
AllianzGI NFJ International Value	6,168,575	—
AllianzGI Technology	481	—

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2017, which was applied on March 31, 2018.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2017, which was not applied on March 31, 2018.

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2018, was as follows:

	Beginning Balance 6/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/18
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	—	$7,464,988	—	—	—	$1,058,873	—	—	$8,523,861
Thailand	$1,971,931	20,437,121	$(293,607)	—	$5,315	2,560,519	—	—	24,681,279
Preferred Stock	3,096,389	693,560	(1,472,324)	—	(455,432)	510,719	—	—	2,372,912

Totals	$5,068,320	$28,595,669	$(1,765,931)	—	$(450,117)	$4,130,111	—	—	$35,578,052

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Pharmaceuticals	—	$527,810	—	—	—	$(144,962)	—	—	$382,848
Warrants	—	1,239	—	—	—	69,507	—	—	70,746

Totals	—	$529,049	—	—	—	$(75,455)	—	—	$453,594

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$1,232,287	—	—	—	—	$133,086	—	—	$1,365,373
Aerospace & Defense	280,388	—	—	—	—	59,935	—	—	340,323
Apparel & Textiles	47,375	—	—	—	—	6,704	—	—	54,079
Media	2,149,737	—	—	—	—	163,011	—	—	2,312,748
Oil, Gas & Consumable Fuels	197,677	$1,456,157	$(13)	—	$13	(1,322,222)	—	—	331,612
Semiconductors	10,552	—	—	—	—	—	—	—	10,552
Corporate Bonds & Notes:
Internet	955,000	38,837	—	—	—	(1)	—	—	993,836
Convertible Bonds & Notes:
Energy-Alternate Sources	—	571,501+	(17,361)+	191,802	—	(174,443)	—	—	571,499
Hotels, Restaurants & Leisure	1,010,800	—	(1,000,000)+	—	—	(10,800)	—	—	—
Convertible Preferred Stock:
Agriculture	329,703	—	(356,428)	—	41,421	(14,696)	—	—	—
Preferred Stock	19,002,080	—	—	—	—	—	—	—	19,002,080
Equity-Linked Securities:
Coal	98,599	—	—	—	—	75,430	—	—	174,029
Oil, Gas & Consumable Fuels	23,402	—	—	—	—	(22,977)	—	—	425
Warrants:
Commercial Services	203,959	—	—	—	—	(203,905)	—	—	54
Media	4	—	—	—	—	1	—	—	5

Totals	$25,541,563	$2,066,495	$(1,373,802)	$191,802	$41,434	$(1,310,877)	—	—	$25,156,615

The table for AllianzGI Income & Growth includes Level 3 investments that are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

	Beginning Balance 6/30/17	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/18
AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$56	—	—		—	—	—	—	—	$56

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$99,662	—	$(19,440	)++	—	—	$(3,240)	—	—	$76,982

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2018:

	Ending Balance at 3/31/18	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$8,523,861	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$4.40
Thailand	$24,681,279	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	87.41-550.73
Preferred Stock	$2,372,912	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.52

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Pharmaceuticals	$382,848	Discounted Cash Flow	Estimated Net Income		$(10.9) - $104.2
			Estimated EBITA		$(13.4) - $32.5
Warrants	$70,746	Black Scholes Model	Volatility		47%

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

	Ending Balance at 3/31/18	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
	$1,073,143	Market and Company Comparables	EV Multiples	4.01x (2.13x-10.91x)
			Illiquidity Discount	30%
	$292,230	Market and Company Comparables	EV Multiples	2.00x (1.10x-3.71x)
			Illiquidity Discount	20%
	$340,323	Market and Company Comparables	EV Multiples	0.72x (0.49x-1.09x)
			M&A Transaction Multiples	0.87x (0.32x-2.12x)
			Illiquidity Discount	40%
	$54,079	Market and Company Comparables	EA Multiples	0.70x (0.19x-1.19x)
			Illiquidity Discount	20%
	$2,312,728	Market and Company Comparables	EV Multiples	1.06x (0.10x-2.19x)
			Illiquidity Discount	10%
	$197,677	Market/Last Exchange-Traded Price	Discount to Last Exchange-Traded Price	0%
	$133,935	Market and Company Comparables	EV Multiples	2.77x (1.98x-3.26x)
			Illiquidity Discount	40%
Corporate Bonds & Notes	$993,836	Market and Company Comparables	EV Multiples	2.00x (1.10x-3.71x)
			Illiquidity Discount	20%
Preferred Stock	$19,002,000	Market and Company Comparables	EV Multiples	0.67x (0.24x-1.10x)
			Illiquidity Discount	30%
Equity-Linked Securities	$174,029	Black Scholes Model	Volatility	34%

AllianzGI Small-Cap:
Investments in Securities-Assets
Common Stock	$76,982	Market Estimated Proceeds	Estimated Movement of Proceeds	7.18%

*	Other financial instruments are derivatives, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
+	Issued or removed via corporate action.
++	Reduced due to Return of Capital payments.

THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at March 31, 2018 was:

AllianzGI Emerging Markets Opportunities	$3,801,924
AllianzGI Health Sciences	(75,455)
AllianzGI Income & Growth	(1,285,381)
AllianzGI Small-Cap	(3,240)

Notes to Schedules of Investments

March 31, 2018 (unaudited) (continued)

At March 31, 2018, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$347,811,396	$54,078,785	$2,779,305	$51,299,480
AllianzGI Focused Growth	606,780,545	430,938,757	9,279,909	421,658,848
AllianzGI Global Natural Resources	20,870,906	1,520,049	405,298	1,114,751
AllianzGI Global Small-Cap	153,885,268	42,865,394	2,227,408	40,637,986
AllianzGI Health Sciences	128,123,469	28,960,116	6,377,038	22,583,078
AllianzGI Income & Growth	3,842,631,654	81,861,440	451,761,885	(369,900,445)
AllianzGI Mid-Cap	262,873,124	54,271,088	6,933,465	47,337,623
AllianzGI NFJ Dividend Value	1,765,070,383	349,934,596	36,791,896	313,142,700
AllianzGI NFJ International Value	290,433,922	39,040,349	6,149,774	32,890,575
AllianzGI NFJ Large-Cap Value	335,654,893	36,542,132	6,683,810	29,858,322
AllianzGI NFJ Mid-Cap Value	969,627,623	212,202,611	22,107,719	190,094,892
AllianzGI NFJ Small-Cap Value	2,002,168,599	484,479,032	109,217,375	375,261,657
AllianzGI Small-Cap	76,856,190	13,509,695	2,595,247	10,914,448
AllianzGI Technology	956,815,390	544,518,350	9,084,709	535,433,641

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: May 23, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: May 23, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: May 23, 2018